GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 11.0%
Aerospace & Defense – 0.2%
597	Airbus SE	$ 109,803
283	Axon Enterprise, Inc.*	212,352
18,616	BAE Systems PLC	477,312
482	Dassault Aviation SA	175,312
213	Elbit Systems Ltd.	85,589
1,334	General Dynamics Corp.	371,506
4,039	General Electric Co.	993,230
508	HEICO Corp.	152,217
648	HEICO Corp. Class A	152,824
1,975	Howmet Aerospace, Inc.	335,533
1,621	Kongsberg Gruppen ASA*	285,491
1,435	L3Harris Technologies, Inc.	350,628
5,720	Leonardo SpA	353,838
969	Lockheed Martin Corp.	467,426
168	MTU Aero Engines AG	67,195
607	Northrop Grumman Corp.	294,255
287	Rheinmetall AG	615,117
34,744	Rolls-Royce Holdings PLC	404,315
5,647	RTX Corp.	770,703
836	Saab AB Class B	42,248
1,299	Safran SA	384,188
38,420	Singapore Technologies Engineering Ltd.	232,277
5,668	Textron, Inc.	419,602
550	Thales SA	168,449
158	TransDigm Group, Inc.	232,012

		8,153,422

Air Freight & Logistics – 0.0%
4,609	CH Robinson Worldwide, Inc.	442,326
14,957	Deutsche Post AG	671,163
1,321	Expeditors International of Washington, Inc.	148,916
700	FedEx Corp.	152,670
16,507	InPost SA*	271,304
5,765	SG Holdings Co. Ltd.	56,111

		1,742,490

Automobile Components – 0.0%
20,793	Aisin Corp.	264,577
3,783	Aptiv PLC*	252,742
3,126	Bridgestone Corp.	134,215
11,356	Cie Generale des Etablissements Michelin SCA	434,469
3,429	Continental AG	300,728
6,632	Denso Corp.	89,538
2,716	Magna International, Inc.	98,598
11,113	Sumitomo Electric Industries Ltd.	233,103

		1,807,970

Automobiles – 0.1%
560	Ferrari NV	268,036
30,255	Ford Motor Co.	314,047
9,868	Isuzu Motors Ltd.	133,384
6,488	Mercedes-Benz Group AG	387,968

Shares	Description	Value

Common Stocks – (continued)
Automobiles – (continued)
14,360	Subaru Corp.	$ 263,607
3,431	Suzuki Motor Corp.	43,543
8,574	Tesla, Inc.*	2,970,548
4,317	Toyota Motor Corp.	82,188

		4,463,321

Banks – 0.7%
7,686	ABN AMRO Bank NV(a)	198,679
13,897	AIB Group PLC	109,644
22,203	ANZ Group Holdings Ltd.	415,490
29,264	Banco Bilbao Vizcaya Argentaria SA	439,310
21,777	Banco BPM SpA	250,322
78,567	Banco Santander SA	626,780
5,538	Bank Hapoalim BM	92,908
14,802	Bank Leumi Le-Israel BM	238,879
31,046	Bank of America Corp.	1,370,060
7,896	Bank of Ireland Group PLC	108,403
2,951	Bank of Montreal	316,894
7,377	Bank of Nova Scotia	394,719
984	Banque Cantonale Vaudoise	114,003
64,672	Barclays PLC	286,397
3,274	BNP Paribas SA	286,719
118,342	BOC Hong Kong Holdings Ltd.	497,689
6,798	BPER Banca SpA	60,384
23,129	CaixaBank SA	196,195
7,323	Canadian Imperial Bank of Commerce	498,552
5,690	Chiba Bank Ltd.	51,712
11,751	Citigroup, Inc.	885,085
8,988	Citizens Financial Group, Inc.	362,666
4,901	Commerzbank AG	149,280
5,421	Commonwealth Bank of Australia	615,115
10,021	Concordia Financial Group Ltd.	64,241
11,764	Credit Agricole SA	215,389
4,322	Danske Bank AS	165,618
11,831	DBS Group Holdings Ltd.	408,199
6,135	DNB Bank ASA	164,085
3,892	Erste Group Bank AG	313,421
5,945	Fifth Third Bancorp	227,040
3,628	FinecoBank Banca Fineco SpA	78,459
290	First Citizens BancShares, Inc. Class A	536,175
15,921	Hang Seng Bank Ltd.	222,270
77,541	HSBC Holdings PLC	913,512
17,810	Huntington Bancshares, Inc.	278,370
21,963	ING Groep NV	466,541
73,328	Intesa Sanpaolo SpA	409,370
10,673	Israel Discount Bank Ltd. Class A	90,895
11,206	Japan Post Bank Co. Ltd.	120,852
15,157	JPMorgan Chase & Co.	4,001,448
1,403	KBC Group NV	138,705
249,627	Lloyds Banking Group PLC	260,013
1,837	M&T Bank Corp.	335,510

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
14,386	Mediobanca Banca di Credito Finanziario SpA	$ 342,224
36,683	Mitsubishi UFJ Financial Group, Inc.	513,133
2,319	Mizrahi Tefahot Bank Ltd.	132,909
11,845	Mizuho Financial Group, Inc.	329,389
13,915	National Australia Bank Ltd.	340,529
2,969	National Bank of Canada	292,216
33,678	NatWest Group PLC	239,142
8,481	Nordea Bank Abp	122,958
39,874	Oversea-Chinese Banking Corp. Ltd.	500,823
2,071	PNC Financial Services Group, Inc.	359,960
13,678	Regions Financial Corp.	293,256
13,591	Resona Holdings, Inc.	120,458
5,774	Royal Bank of Canada	731,832
12,393	Skandinaviska Enskilda Banken AB Class A	206,780
3,420	Societe Generale SA	185,698
14,703	Standard Chartered PLC	229,385
19,761	Sumitomo Mitsui Financial Group, Inc.	507,678
3,698	Sumitomo Mitsui Trust Group, Inc.	100,067
17,014	Svenska Handelsbanken AB Class A	227,319
5,691	Swedbank AB Class A	154,097
6,417	Toronto-Dominion Bank	443,137
1,673	Truist Financial Corp.	66,083
7,911	U.S. Bancorp	344,840
7,682	UniCredit SpA	494,002
15,806	United Overseas Bank Ltd.	434,187
16,384	Wells Fargo & Co.	1,225,195
22,079	Westpac Banking Corp.	463,237

		27,376,532

Beverages – 0.1%
4,478	Anheuser-Busch InBev SA	316,205
22,407	Asahi Group Holdings Ltd.	295,325
596	Carlsberg AS Class B	85,313
14,455	Coca-Cola Co.	1,042,205
2,126	Coca-Cola Europacific Partners PLC	195,145
3,373	Coca-Cola HBC AG	175,776
897	Diageo PLC	24,346
4,744	Heineken Holding NV	369,763
1,417	Heineken NV	126,414
5,894	Keurig Dr. Pepper, Inc.	198,451
8,234	Kirin Holdings Co. Ltd.	118,127
8,269	Molson Coors Beverage Co. Class B	443,136
4,774	Monster Beverage Corp.*	305,297
6,708	PepsiCo, Inc.	881,767

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
2,954	Suntory Beverage & Food Ltd.	$ 95,919

		4,673,189

Biotechnology – 0.2%
7,681	AbbVie, Inc.	1,429,511
474	Alnylam Pharmaceuticals, Inc.*	144,361
1,235	Amgen, Inc.	355,902
72	Argenx SE*	41,312
2,928	Biogen, Inc.*	380,025
1,393	CSL Ltd.	222,281
423	Genmab AS*	89,236
8,750	Gilead Sciences, Inc.	963,200
31,658	Grifols SA*	340,687
11,198	Incyte Corp.*	728,542
648	Natera, Inc.*	102,209
1,240	Neurocrine Biosciences, Inc.*	152,545
541	Regeneron Pharmaceuticals, Inc.	265,242
7,474	Swedish Orphan Biovitrum AB*	228,463
1,607	United Therapeutics Corp.*	512,392
1,224	Vertex Pharmaceuticals, Inc.*	541,069

		6,496,977

Broadline Retail – 0.3%
54,031	Amazon.com, Inc.*	11,076,895
3,729	Canadian Tire Corp. Ltd. Class A	473,859
3,999	Dollarama, Inc.	514,318
5,390	eBay, Inc.	394,386
148	MercadoLibre, Inc.*	379,367
4,391	Next PLC	762,045
2,352	Pan Pacific International Holdings Corp.	77,022
27,044	Rakuten Group, Inc.*	148,847
11,877	Wesfarmers Ltd.	635,495

		14,462,234

Building Products – 0.1%
3,999	A.O. Smith Corp.	257,176
1,105	Allegion PLC	157,683
5,179	Assa Abloy AB Class B	164,384
4,969	Builders FirstSource, Inc.*	535,062
543	Carlisle Cos., Inc.	206,438
675	Carrier Global Corp.	48,060
4,718	Cie de Saint-Gobain SA	531,171
4,161	Fortune Brands Innovations, Inc.	209,714
467	Geberit AG	348,817
1,370	Johnson Controls International PLC	138,877
365	Kingspan Group PLC	31,350
989	Lennox International, Inc.	558,241
7,051	Masco Corp.	440,123
2,939	Owens Corning	393,679
11,480	Rockwool AS Class B	544,752
864	Trane Technologies PLC	371,753

		4,937,280

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 0.4%
8,970	3i Group PLC	$ 492,678
1,678	Ameriprise Financial, Inc.	854,505
518	Amundi SA(a)	42,291
1,222	ARES Management Corp. Class A	202,241
1,493	ASX Ltd.	68,598
10,767	Bank of New York Mellon Corp.	954,064
388	Blackrock, Inc.	380,197
3,292	Blackstone, Inc.	456,798
771	Brookfield Asset Management Ltd. Class A	43,377
1,832	Brookfield Corp.	105,794
796	Carlyle Group, Inc.	35,979
1,509	Cboe Global Markets, Inc.	345,742
2,511	Charles Schwab Corp.	221,822
1,872	CME Group, Inc.	541,008
650	Coinbase Global, Inc. Class A*	160,303
9,579	CVC Capital Partners PLC(a)	178,252
12,889	Daiwa Securities Group, Inc.	87,186
24,203	Deutsche Bank AG	670,305
1,117	Deutsche Boerse AG	359,840
1,149	Euronext NV(a)	187,263
580	FactSet Research Systems, Inc.	265,791
16,336	Franklin Resources, Inc.	353,511
1,541	Hong Kong Exchanges & Clearing Ltd.	77,088
4,394	IGM Financial, Inc.	140,271
270	Interactive Brokers Group, Inc. Class A	56,614
3,022	Intercontinental Exchange, Inc.	543,356
5,432	Japan Exchange Group, Inc.	59,499
1,956	KKR & Co., Inc.	237,576
2,181	London Stock Exchange Group PLC	331,854
1,958	LPL Financial Holdings, Inc.	758,059
1,162	Macquarie Group Ltd.	160,298
1,831	Moody’s Corp.	877,635
4,866	Morgan Stanley	622,994
2,217	Nasdaq, Inc.	185,208
15,674	Nomura Holdings, Inc.	95,782
4,238	Northern Trust Corp.	452,364
1,599	Onex Corp.	118,694
231	Partners Group Holding AG	310,087
2,242	Raymond James Financial, Inc.	329,529
5,138	Robinhood Markets, Inc. Class A*	339,879
1,055	S&P Global, Inc.	541,067
2,908	SBI Holdings, Inc.	88,070
23,478	Schroders PLC	112,574
2,386	SEI Investments Co.	203,430
40,508	Singapore Exchange Ltd.	439,941
6,305	State Street Corp.	607,045
2,441	T. Rowe Price Group, Inc.	228,453
5,779	TMX Group Ltd.	233,586
1,382	Tradeweb Markets, Inc. Class A	199,630

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
2,721	UBS Group AG	$ 86,801

		15,444,929

Chemicals – 0.1%
1,226	Air Liquide SA	254,038
498	Air Products & Chemicals, Inc.	138,897
1,797	Akzo Nobel NV	122,637
1,936	Arkema SA	138,338
13,158	Asahi Kasei Corp.	92,460
2,240	CF Industries Holdings, Inc.	203,190
742	Corteva, Inc.	52,534
3,266	Dow, Inc.	90,599
1,038	DuPont de Nemours, Inc.	69,338
1,162	Eastman Chemical Co.	91,066
1,439	Ecolab, Inc.	382,227
184	EMS-Chemie Holding AG	139,823
17,016	Evonik Industries AG	368,779
31	Givaudan SA	155,902
49,376	ICL Group Ltd.	325,922
855	International Flavors & Fragrances, Inc.	65,459
1,428	Linde PLC	667,704
5,322	LyondellBasell Industries NV Class A	300,640
33,126	Mitsubishi Chemical Group Corp.	176,331
2,221	Nippon Sanso Holdings Corp.	79,375
3,025	Nitto Denko Corp.	55,026
1,061	Nutrien Ltd.	62,685
1,464	PPG Industries, Inc.	162,211
2,737	RPM International, Inc.	311,580
1,722	Sherwin-Williams Co.	617,871
789	Symrise AG	94,339
14,579	Toray Industries, Inc.	100,577
412	Westlake Corp.	29,264
2,789	Yara International ASA	100,059

		5,448,871

Commercial Services & Supplies – 0.1%
6,786	Brambles Ltd.	101,507
4,164	Cintas Corp.	943,146
1,904	Copart, Inc.*	98,018
4,061	Element Fleet Management Corp.	96,765
893	RB Global, Inc.	94,086
2,144	Republic Services, Inc.	551,630
11,517	Rollins, Inc.	659,348
2,814	Secom Co. Ltd.	102,469
20,398	Securitas AB Class B	301,657
4,673	TOPPAN Holdings, Inc.	124,086
4,335	Veralto Corp.	437,965
1,724	Waste Connections, Inc.	339,783
2,062	Waste Management, Inc.	496,880

		4,347,340

Communications Equipment – 0.1%
3,732	Arista Networks, Inc.*	323,340

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
14,317	Cisco Systems, Inc.	$ 902,544
1,981	F5, Inc.*	565,338
12,071	Juniper Networks, Inc.	433,711
1,292	Motorola Solutions, Inc.	536,671
90,770	Nokia OYJ	472,394
33,763	Telefonaktiebolaget LM Ericsson Class B	287,410

		3,521,408

Construction & Engineering – 0.1%
9,433	ACS Actividades de Construccion y Servicios SA	619,618
4,741	AECOM	520,799
11,735	Bouygues SA	511,688
3,982	Eiffage SA	547,707
817	EMCOR Group, Inc.	385,510
3,631	Ferrovial SE	184,980
6,029	Obayashi Corp.	90,968
827	Quanta Services, Inc.	283,297
3,358	Skanska AB Class B	79,888
1,813	Stantec, Inc.	186,498
1,579	Taisei Corp.	88,012
3,204	Vinci SA	457,806
3,483	WSP Global, Inc.	713,706

		4,670,477

Construction Materials – 0.0%
738	CRH PLC	67,276
3,026	Heidelberg Materials AG	593,130
4,860	Holcim AG	538,537
3,577	James Hardie Industries PLC CDI*	82,296
159	Martin Marietta Materials, Inc.	87,060
294	Vulcan Materials Co.	77,931

		1,446,230

Consumer Finance – 0.1%
16,881	Ally Financial, Inc.	590,835
2,965	American Express Co.	871,858
8,335	Capital One Financial Corp.	1,576,565
1	Isracard Ltd.	4
11,997	Synchrony Financial	691,627

		3,730,889

Consumer Staples Distribution & Retail – 0.4%
2,575	Aeon Co. Ltd.	79,164
35,938	Albertsons Cos., Inc. Class A	798,902
3,664	Alimentation Couche-Tard, Inc.	189,961
18,509	Carrefour SA	276,790
37,421	Coles Group Ltd.	521,166
2,132	Costco Wholesale Corp.	2,217,664
5,225	Dollar General Corp.	508,131
4,419	Dollar Tree, Inc.*	398,859
18,826	Empire Co. Ltd. Class A	726,646
1,837	George Weston Ltd.	369,850
111,034	J Sainsbury PLC	427,037

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
12,449	Jeronimo Martins SGPS SA	$ 313,792
22,137	Koninklijke Ahold Delhaize NV	934,270
18,677	Kroger Co.	1,274,332
4,369	Loblaw Cos. Ltd.	737,097
15,773	Marks & Spencer Group PLC	79,618
18,004	MatsukiyoCocokara & Co.	363,102
2,181	Metro, Inc.	170,113
17,575	Seven & i Holdings Co. Ltd.	264,339
9,472	Sysco Corp.	691,456
3,375	Target Corp.	317,284
115,276	Tesco PLC	603,196
4,090	Walgreens Boots Alliance, Inc.	46,012
31,098	Walmart, Inc.	3,069,994
17,356	Woolworths Group Ltd.	356,430

		15,735,205

Containers & Packaging – 0.0%
12,116	Amcor PLC	110,377
952	Avery Dennison Corp.	169,199
1,536	Ball Corp.	82,299
3,301	Crown Holdings, Inc.	325,149
2,142	International Paper Co.	102,409
1,367	Packaging Corp. of America	264,063

		1,053,496

Distributors – 0.0%
580	D’ieteren Group	119,102
2,228	Genuine Parts Co.	281,886
16,042	LKQ Corp.	649,220
644	Pool Corp.	193,580

		1,243,788

Diversified Consumer Services – 0.0%
10,078	Pearson PLC	158,283

Diversified REITs – 0.0%
5,695	WP Carey, Inc.	357,418

Diversified Telecommunication Services – 0.1%
41,600	AT&T, Inc.	1,156,480
20,451	Deutsche Telekom AG	774,447
2,714	Elisa OYJ	143,086
133,904	HKT Trust & HKT Ltd.	192,860
10,865	Infrastrutture Wireless Italiane SpA(a)	127,555
51,059	Koninklijke KPN NV	240,052
344,021	Nippon Telegraph & Telephone Corp.	383,031
25,666	Orange SA	383,076
5,561	Quebecor, Inc. Class B	156,454
35,169	Singapore Telecommunications Ltd.	103,831
249	Swisscom AG	171,274
114,229	Telefonica SA	611,830
8,339	Telenor ASA	128,037
38,857	Telia Co. AB	150,261

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
38,670	Telstra Group Ltd.	$ 119,192
5,061	TELUS Corp.	82,903
20,633	Verizon Communications, Inc.	907,027

		5,831,396

Electric Utilities – 0.2%
3,422	Alliant Energy Corp.	212,951
2,004	American Electric Power Co., Inc.	207,394
10,053	CK Infrastructure Holdings Ltd.	64,963
16,300	CLP Holdings Ltd.	138,035
1,093	Constellation Energy Corp.	334,622
3,478	Duke Energy Corp.	409,430
1,638	Edison International	91,155
688	Emera, Inc.	31,539
8,193	Endesa SA	250,369
26,910	Enel SpA	247,357
3,040	Entergy Corp.	253,171
3,005	Evergy, Inc.	199,562
713	Eversource Energy	46,209
3,629	Exelon Corp.	159,023
5,140	FirstEnergy Corp.	215,572
2,175	Fortis, Inc.	106,266
4,022	Fortum OYJ	69,505
3,350	Hydro One Ltd.(a)	123,347
21,687	Iberdrola SA	397,517
11,575	Kansai Electric Power Co., Inc.	131,331
3,748	NextEra Energy, Inc.	264,759
6,760	NRG Energy, Inc.	1,053,884
20,421	Origin Energy Ltd.	142,482
5,979	PG&E Corp.	100,925
11,380	Power Assets Holdings Ltd.	71,963
6,945	PPL Corp.	241,339
6,523	Redeia Corp. SA	134,945
4,443	Southern Co.	399,870
2,360	SSE PLC	56,182
8,117	Terna - Rete Elettrica Nazionale	82,770
2,538	Xcel Energy, Inc.	177,914

		6,416,351

Electrical Equipment – 0.1%
5,713	ABB Ltd.	323,628
1,484	AMETEK, Inc.	265,250
632	Eaton Corp. PLC	202,367
472	Emerson Electric Co.	56,347
950	GE Vernova, Inc.	449,331
161	Hubbell, Inc.	62,722
7,512	Mitsubishi Electric Corp.	149,917
2,300	Prysmian SpA	147,918
1,150	Schneider Electric SE	290,158
5,824	Siemens Energy AG*	569,153
2,036	Vertiv Holdings Co. Class A	219,746

		2,736,537

Electronic Equipment, Instruments & Components – 0.1%
5,547	Amphenol Corp. Class A	498,842

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,588	CDW Corp.	$ 286,412
5,453	Corning, Inc.	270,414
3,820	Halma PLC	149,759
12,813	Hexagon AB Class B	129,174
3,507	Jabil, Inc.	589,211
113	Keyence Corp.	47,298
1,440	Keysight Technologies, Inc.*	226,138
7,054	Kyocera Corp.	85,767
6,553	Shimadzu Corp.	158,223
11,740	TDK Corp.	128,556
2,763	TE Connectivity PLC	442,273
820	Teledyne Technologies, Inc.*	409,065
1,656	Trimble, Inc.*	118,023
4,298	Yokogawa Electric Corp.	105,370
449	Zebra Technologies Corp. Class A*	130,107

		3,774,632

Energy Equipment & Services – 0.0%
3,089	Baker Hughes Co.	114,448
5,528	Halliburton Co.	108,294
3,228	Schlumberger NV	106,685
16,771	Tenaris SA	280,872

		610,299

Entertainment – 0.1%
32,487	Bollore SE	206,640
4,061	Capcom Co. Ltd.	120,476
2,734	Electronic Arts, Inc.	393,094
471	Konami Group Corp.	63,935
870	Liberty Media Corp.-Liberty Formula One Class C*	83,981
303	Live Nation Entertainment, Inc.*	41,568
1,273	Netflix, Inc.*	1,536,804
2,411	Nintendo Co. Ltd.	196,705
1,701	ROBLOX Corp. Class A*	147,953
617	Sea Ltd. ADR*	98,948
247	Spotify Technology SA*	164,290
268	Take-Two Interactive Software, Inc.*	60,643
4,040	Universal Music Group NV	129,270
6,314	Walt Disney Co.	713,734
71,161	Warner Bros Discovery, Inc.*	709,475

		4,667,516

Financial Services – 0.4%
5,367	Apollo Global Management, Inc.	701,413
8,012	Berkshire Hathaway, Inc. Class B*	4,037,728
1,527	Block, Inc.*	94,292
7,886	Corebridge Financial, Inc.	257,163
919	Corpay, Inc.*	298,776
6,111	Equitable Holdings, Inc.	323,089
4,685	EXOR NV	451,065
2,761	Fiserv, Inc.*	449,463
1,424	Global Payments, Inc.	107,669

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
1,632	Groupe Bruxelles Lambert NV	$ 133,532
5,206	Industrivarden AB Class A	188,734
5,406	Industrivarden AB Class C	195,393
9,145	Infratil Ltd.	57,546
12,910	Investor AB Class B	380,172
973	Jack Henry & Associates, Inc.	176,278
1,724	L E Lundbergforetagen AB Class B	88,051
78,143	M&G PLC	249,656
4,587	Mastercard, Inc. Class A	2,686,147
22,699	Mitsubishi HC Capital, Inc.	166,676
4,094	ORIX Corp.	86,759
1,324	PayPal Holdings, Inc.*	93,051
8,367	Visa, Inc. Class A	3,055,545
3,813	Washington H Soul Pattinson & Co. Ltd.	90,740
26,842	Wise PLC Class A*	398,241

		14,767,179

Food Products – 0.1%
3,548	Ajinomoto Co., Inc.	88,700
6,226	Archer-Daniels-Midland Co.	300,529
13,181	Associated British Foods PLC	370,545
4,514	Bunge Global SA	352,769
2,534	Campbell’s Co.	86,257
13,526	Conagra Brands, Inc.	309,610
2,872	Danone SA	245,548
2,657	General Mills, Inc.	144,169
1,086	Hershey Co.	174,509
711	J.M. Smucker Co.	80,066
14,970	JDE Peet’s NV	411,964
1,913	Kellanova	158,071
253	Kerry Group PLC Class A	27,657
2,655	Kikkoman Corp.	24,222
8,501	Kraft Heinz Co.	227,232
941	McCormick & Co., Inc.	68,439
5,694	MEIJI Holdings Co. Ltd.	127,317
2,966	Mondelez International, Inc. Class A	200,175
5,662	Nestle SA	603,213
2,685	Nissin Foods Holdings Co. Ltd.	56,929
8,253	Orkla ASA	93,581
2,991	Saputo, Inc.	57,625
3,506	Tyson Foods, Inc. Class A	196,897
609,109	WH Group Ltd.(a)	560,232
18,229	Wilmar International Ltd.	43,055
1,972	Yakult Honsha Co. Ltd.	39,934

		5,049,245

Gas Utilities – 0.0%
4,754	AltaGas Ltd.	132,815
1,941	Atmos Energy Corp.	300,234
13,345	Snam SpA	79,843

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – (continued)
8,789	Tokyo Gas Co. Ltd.	$ 294,718

		807,610

Ground Transportation – 0.0%
964	Canadian National Railway Co.	101,335
1,077	Canadian Pacific Kansas City Ltd.	87,967
11,267	Central Japan Railway Co.	246,136
4,175	CSX Corp.	131,888
3,666	East Japan Railway Co.	76,831
4,887	Hankyu Hanshin Holdings, Inc.	131,459
274	JB Hunt Transport Services, Inc.	38,045
746	Old Dominion Freight Line, Inc.	119,487
773	TFI International, Inc.	66,741
3,801	Tokyo Metro Co. Ltd.	48,012
12,824	Tokyu Corp.	155,704
3,687	Uber Technologies, Inc.*	310,298
706	U-Haul Holding Co.	40,270
1,248	Union Pacific Corp.	276,632
4,266	West Japan Railway Co.	91,933

		1,922,738

Health Care Equipment & Supplies – 0.2%
5,598	Abbott Laboratories	747,781
946	Alcon AG	81,467
697	Align Technology, Inc.*	126,115
1,360	Baxter International, Inc.	41,480
984	Becton Dickinson & Co.	169,829
1,057	BioMerieux	141,739
6,703	Boston Scientific Corp.*	705,558
2,258	Cochlear Ltd.	394,819
624	Coloplast AS Class B	60,666
562	Cooper Cos., Inc.*	38,373
4,327	Demant AS*	169,937
719	Dexcom, Inc.*	61,690
2,491	Edwards Lifesciences Corp.*	194,846
880	EssilorLuxottica SA	244,511
16,006	Fisher & Paykel Healthcare Corp. Ltd.	348,331
3,208	Hologic, Inc.*	199,441
3,305	Hoya Corp.	390,215
1,124	IDEXX Laboratories, Inc.*	577,017
1,121	Insulet Corp.*	364,359
889	Intuitive Surgical, Inc.*	491,030
13,211	Koninklijke Philips NV	304,640
4,654	Medtronic PLC	386,189
13,938	Olympus Corp.	178,587
461	Siemens Healthineers AG(a)	24,399
16,455	Smith & Nephew PLC	238,781
535	Sonova Holding AG	168,045
700	STERIS PLC	171,647
1,633	Straumann Holding AG	210,050
1,146	Stryker Corp.	438,505
11,943	Sysmex Corp.	200,406
1,410	Terumo Corp.	25,883

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
1,963	Zimmer Biomet Holdings, Inc.	$ 180,930

		8,077,266

Health Care Providers & Services – 0.2%
3,024	Cardinal Health, Inc.	467,027
1,738	Cencora, Inc.	506,175
1,641	Centene Corp.*	92,618
2,186	Cigna Group	692,175
7,459	CVS Health Corp.	477,674
1,814	DaVita, Inc.*	247,176
941	Elevance Health, Inc.	361,193
7,740	Fresenius Medical Care AG	439,668
10,756	Fresenius SE & Co. KGaA	527,141
882	HCA Healthcare, Inc.	336,386
793	Humana, Inc.	184,872
678	Labcorp Holdings, Inc.	168,802
761	McKesson Corp.	547,547
356	Molina Healthcare, Inc.*	108,594
1,822	Quest Diagnostics, Inc.	315,825
4,558	Sonic Healthcare Ltd.	78,399
3,686	UnitedHealth Group, Inc.	1,112,840
2,382	Universal Health Services, Inc. Class B	453,414

		7,117,526

Health Care REITs – 0.0%
1,142	Alexandria Real Estate Equities, Inc.	80,157
3,247	Healthpeak Properties, Inc.	56,530
2,168	Ventas, Inc.	139,359
2,632	Welltower, Inc.	406,065

		682,111

Health Care Technology – 0.0%
580	ABIOMED, Inc.*(b)	592
2,253	Pro Medicus Ltd.	408,464

		409,056

Hotel & Resort REITs – 0.0%
20,941	Host Hotels & Resorts, Inc.	324,376

Hotels, Restaurants & Leisure – 0.2%
1,922	Accor SA	102,110
2,029	Amadeus IT Group SA	168,752
3,089	Aristocrat Leisure Ltd.	124,124
280	Booking Holdings, Inc.	1,545,300
13,811	Carnival Corp.*	320,691
4,885	Chipotle Mexican Grill, Inc.*	244,641
10,511	Compass Group PLC	369,596
208	Darden Restaurants, Inc.	44,556
779	Domino’s Pizza, Inc.	369,106
1,125	DoorDash, Inc. Class A*	234,731
3,490	Entain PLC	35,386
493	Evolution AB(a)	33,816
2,849	Expedia Group, Inc.	475,071
8,716	FDJ United(a)	319,869

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
110,405	Genting Singapore Ltd.	$ 58,895
1,616	Hilton Worldwide Holdings, Inc.	401,479
471	Hyatt Hotels Corp. Class A	62,186
2,167	InterContinental Hotels Group PLC	248,312
156,831	Lottery Corp. Ltd.	515,356
681	Marriott International, Inc. Class A	179,668
2,063	McDonald’s Corp.	647,473
10,337	MGM Resorts International*	327,166
957	Restaurant Brands International, Inc.	68,326
1,194	Royal Caribbean Cruises Ltd.	306,822
1,520	Sodexo SA	104,975
725	Starbucks Corp.	60,864
2,936	Whitbread PLC	114,702
1,102	Wynn Resorts Ltd.	99,775
4,984	Yum! Brands, Inc.	717,397
9,465	Zensho Holdings Co. Ltd.	517,088

		8,818,233

Household Durables – 0.1%
5,421	Barratt Redrow PLC	33,694
2,885	DR Horton, Inc.	340,603
1,657	Garmin Ltd.	336,321
3,537	Lennar Corp. Class A	375,205
38	NVR, Inc.*	270,406
19,755	Panasonic Holdings Corp.	226,421
4,138	PulteGroup, Inc.	405,648
5,086	Sekisui House Ltd.	115,336
8,753	Sony Group Corp.	234,282

		2,337,916

Household Products – 0.1%
2,228	Church & Dwight Co., Inc.	219,035
3,087	Clorox Co.	407,114
10,328	Colgate-Palmolive Co.	959,884
4,218	Essity AB Class B	123,394
2,469	Henkel AG & Co. KGaA	181,286
3,079	Kimberly-Clark Corp.	442,637
9,426	Procter & Gamble Co.	1,601,383
1,741	Reckitt Benckiser Group PLC	118,349
3,438	Unicharm Corp.	27,348

		4,080,430

Independent Power and Renewable Electricity Producers – 0.0%
5,770	Vistra Corp.	926,489

Industrial Conglomerates – 0.1%
1,701	3M Co.	252,343
101,119	CK Hutchison Holdings Ltd.	565,429
4,636	DCC PLC	289,824
390	Hikari Tsushin, Inc.	106,163
15,580	Hitachi Ltd.	434,064
1,747	Honeywell International, Inc.	395,992
12,823	Jardine Matheson Holdings Ltd.	571,988
14,893	Keppel Ltd.	78,202

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – (continued)
10,313	Sekisui Chemical Co. Ltd.	$ 179,156
1,938	Siemens AG	466,134
2,985	Smiths Group PLC	86,767
5,242	Swire Pacific Ltd. Class A	44,654

		3,470,716

Industrial REITs – 0.0%
20,356	CapitaLand Ascendas REIT	41,775
7,979	Goodman Group	169,236
415	Prologis, Inc.	45,069

		256,080

Insurance – 0.6%
7,632	Admiral Group PLC	344,745
24,150	Aegon Ltd.	172,907
4,913	Aflac, Inc.	508,692
5,366	Ageas SA	350,393
1,925	Allianz SE	763,481
1,908	Allstate Corp.	400,432
1,896	American Financial Group, Inc.	235,066
6,651	American International Group, Inc.	562,941
1,034	Aon PLC Class A	384,731
4,360	Arch Capital Group Ltd.	414,374
1,356	Arthur J Gallagher & Co.	471,129
3,655	ASR Nederland NV	234,370
1,723	Assurant, Inc.	349,735
49,707	Aviva PLC	409,556
10,778	AXA SA	508,027
920	Baloise Holding AG	218,337
3,029	Brown & Brown, Inc.	341,974
2,404	Chubb Ltd.	714,469
3,130	Cincinnati Financial Corp.	472,067
15,032	Dai-ichi Life Holdings, Inc.	117,332
630	Erie Indemnity Co. Class A	225,861
1,149	Everest Group Ltd.	398,921
320	Fairfax Financial Holdings Ltd.	544,486
3,596	Fidelity National Financial, Inc.	196,953
19,457	Generali	708,240
5,441	Gjensidige Forsikring ASA	137,754
4,402	Great-West Lifeco, Inc.	167,086
706	Hannover Rueck SE	223,242
4,770	Hartford Insurance Group, Inc.	619,337
994	Helvetia Holding AG	235,617
2,804	iA Financial Corp., Inc.	285,477
30,938	Insurance Australia Group Ltd.	172,316
732	Intact Financial Corp.	166,072
16,408	Japan Post Holdings Co. Ltd.	160,773
7,878	Japan Post Insurance Co. Ltd.	173,286
16,049	Legal & General Group PLC	53,847
7,243	Loews Corp.	646,727
11,871	Manulife Financial Corp.	378,011
272	Markel Group, Inc.*	528,142
3,816	Marsh & McLennan Cos., Inc.	891,647
38,138	Medibank Pvt Ltd.	117,205
3,233	MetLife, Inc.	254,049

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
6,429	MS&AD Insurance Group Holdings, Inc.	$ 153,129
839	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	543,565
7,674	NN Group NV	482,860
5,366	Phoenix Group Holdings PLC	45,917
25,471	Poste Italiane SpA(a)	553,030
9,050	Power Corp. of Canada	350,235
3,237	Principal Financial Group, Inc.	252,130
2,380	Progressive Corp.	678,133
3,520	Prudential Financial, Inc.	365,693
25,576	QBE Insurance Group Ltd.	382,058
12,395	Sampo OYJ Class A	132,282
7,908	Sompo Holdings, Inc.	239,307
2,695	Sun Life Financial, Inc.	173,599
27,615	Suncorp Group Ltd.	367,907
301	Swiss Life Holding AG	300,620
2,917	Swiss Re AG	515,416
3,106	T&D Holdings, Inc.	71,058
3,338	Talanx AG	433,041
4,749	Tokio Marine Holdings, Inc.	200,846
1,827	Travelers Cos., Inc.	503,704
5,405	Tryg AS	138,868
6,946	Unipol Assicurazioni SpA	135,945
5,583	W.R. Berkley Corp.	416,994
675	Willis Towers Watson PLC	213,671
646	Zurich Insurance Group AG	453,129

		23,362,944

Interactive Media & Services – 0.5%
26,338	Alphabet, Inc. Class C	4,552,523
30,530	Alphabet, Inc. Class A	5,243,222
60,619	Auto Trader Group PLC(a)	649,205
5,480	CAR Group Ltd.	125,586
12,096	Meta Platforms, Inc. Class A	7,832,039
14,343	Pinterest, Inc. Class A*	446,211
1,605	REA Group Ltd.	247,917
1,677	Scout24 SE(a)	228,499
5,944	Snap, Inc. Class A*	49,038

		19,374,240

IT Services – 0.3%
3,278	Accenture PLC Class A	1,038,536
5,873	Akamai Technologies, Inc.*	445,937
1,118	Capgemini SE	185,659
2,427	CGI, Inc.	260,907
879	Cloudflare, Inc. Class A*	145,817
10,239	Cognizant Technology Solutions Corp. Class A	829,257
1,987	EPAM Systems, Inc.*	346,712
6,820	Fujitsu Ltd.	156,194
1,231	Gartner, Inc.*	537,233
4,399	GoDaddy, Inc. Class A*	801,278
6,091	International Business Machines Corp.	1,577,934

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
293	MongoDB, Inc.*	$ 55,327
13,130	NEC Corp.	342,737
1,499	Nomura Research Institute Ltd.	57,783
7,689	Obic Co. Ltd.	280,614
3,000	Okta, Inc.*	309,510
11,392	Otsuka Corp.	234,164
10,270	SCSK Corp.	311,718
1,360	Shopify, Inc. Class A*	145,320
6,656	TIS, Inc.	218,296
9,470	Twilio, Inc. Class A*	1,114,619
4,542	VeriSign, Inc.	1,237,559
2,263	Wix.com Ltd.*	337,074

		10,970,185

Leisure Products – 0.0%
3,303	Bandai Namco Holdings, Inc.	104,941
170	Shimano, Inc.	24,085

		129,026

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	115,166
17,622	Avantor, Inc.*	227,500
1,150	Bio-Rad Laboratories, Inc. Class A*	260,970
1,747	Danaher Corp.	331,755
3,132	Eurofins Scientific SE	208,901
1,540	IQVIA Holdings, Inc.*	216,108
399	Mettler-Toledo International, Inc.*	461,052
3,224	Qiagen NV*	145,528
1,284	Revvity, Inc.	116,099
1,197	Thermo Fisher Scientific, Inc.	482,176
761	Waters Corp.*	265,772
141	West Pharmaceutical Services, Inc.	29,730

		2,860,757

Machinery – 0.2%
1,239	Alfa Laval AB	52,713
8,068	Atlas Copco AB Class A	129,595
5,508	Atlas Copco AB Class B	78,411
1,787	Caterpillar, Inc.	621,930
806	Cummins, Inc.	259,113
796	Deere & Co.	402,983
774	Dover Corp.	137,578
1,651	Epiroc AB Class A	36,900
1,494	Epiroc AB Class B	29,207
4,152	Fortive Corp.	291,429
1,741	GEA Group AG	116,606
1,998	Graco, Inc.	169,151
772	IDEX Corp.	139,663
1,960	Illinois Tool Works, Inc.	480,357
2,410	Ingersoll Rand, Inc.	196,752
2,698	Knorr-Bremse AG	272,998
2,241	Komatsu Ltd.	68,107
980	Kone OYJ Class B	61,149
12,160	Mitsubishi Heavy Industries Ltd.	280,001

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
486	Nordson Corp.	$ 103,027
3,950	Otis Worldwide Corp.	376,632
616	PACCAR, Inc.	57,812
256	Parker-Hannifin Corp.	170,163
1,571	Pentair PLC	155,812
531	Rational AG	436,605
2,893	Sandvik AB	63,147
920	Schindler Holding AG	321,962
1,438	Snap-on, Inc.	461,238
1,680	Stanley Black & Decker, Inc.	109,922
14,880	Techtronic Industries Co. Ltd.	165,738
763	Trelleborg AB Class B	27,922
343	VAT Group AG(a)	130,858
3,271	Wartsila OYJ Abp	65,583
2,787	Westinghouse Air Brake Technologies Corp.	563,866
1,176	Xylem, Inc.	148,223
33,472	Yangzijiang Shipbuilding Holdings Ltd.	54,838

		7,237,991

Marine Transportation – 0.0%
86	AP Moller - Maersk AS Class B	155,801
94	AP Moller - Maersk AS Class A	167,893
9,339	Kawasaki Kisen Kaisha Ltd.	140,445
1,387	Kuehne & Nagel International AG	312,098
20,300	SITC International Holdings Co. Ltd.	64,852

		841,089

Media – 0.1%
950	Charter Communications, Inc. Class A*	376,457
21,401	Comcast Corp. Class A	739,833
2,322	Dentsu Group, Inc.	50,154
12,725	Fox Corp. Class A	699,111
13,519	Fox Corp. Class B	679,735
12,824	Informa PLC	135,974
7,272	Interpublic Group of Cos., Inc.	174,237
11,049	News Corp. Class A	312,024
3,676	Omnicom Group, Inc.	269,965
1,842	Publicis Groupe SA	200,790
814	Trade Desk, Inc. Class A*	61,229
21,846	WPP PLC	176,429

		3,875,938

Metals & Mining – 0.0%
1,200	Agnico Eagle Mines Ltd.	141,454
2,333	ArcelorMittal SA	70,731
5,927	BHP Group Ltd.	145,597
63,091	Glencore PLC*	240,057
6,974	JFE Holdings, Inc.	82,695
7,423	Kinross Gold Corp.	109,586
1,804	Newmont Corp.	95,107
8,691	Nippon Steel Corp.	174,821

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
8,515	Northern Star Resources Ltd.	$ 115,793
296	Nucor Corp.	32,371
839	Reliance, Inc.	245,676
1,382	Rio Tinto PLC	81,789
1,545	Wheaton Precious Metals Corp.	133,870

		1,669,547

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
9,804	Annaly Capital Management, Inc.	185,786

Multi-Utilities – 0.1%
2,103	Ameren Corp.	203,739
2,249	Canadian Utilities Ltd. Class A	62,897
4,221	CenterPoint Energy, Inc.	157,190
225,261	Centrica PLC	481,677
2,627	CMS Energy Corp.	184,494
2,268	Consolidated Edison, Inc.	236,983
1,854	Dominion Energy, Inc.	105,066
1,501	DTE Energy Co.	205,112
5,607	E.ON SE	98,269
10,385	Engie SA	224,139
10,266	National Grid PLC	145,374
6,024	NiSource, Inc.	238,189
2,989	Public Service Enterprise Group, Inc.	242,199
2,326	Sempra	182,800
2,117	Veolia Environnement SA	72,860
2,381	WEC Energy Group, Inc.	255,815

		3,096,803

Office REITs – 0.0%
3,737	BXP, Inc.	251,612
170	Nippon Building Fund, Inc.	155,362

		406,974

Oil, Gas & Consumable Fuels – 0.3%
84,383	BP PLC	410,278
4,978	Canadian Natural Resources Ltd.	151,152
20,765	Cenovus Energy, Inc.	273,568
1,541	Cheniere Energy, Inc.	365,202
6,694	Chevron Corp.	915,070
5,759	ConocoPhillips	491,531
3,519	Coterra Energy, Inc.	85,547
9,699	Enbridge, Inc.	451,397
38,472	ENEOS Holdings, Inc.	182,284
26,898	Eni SpA	396,666
2,700	EOG Resources, Inc.	293,139
6,187	Equinor ASA	144,843
636	Expand Energy Corp.	73,859
16,987	Exxon Mobil Corp.	1,737,770
6,773	Galp Energia SGPS SA	108,431
474	Hess Corp.	62,658
20,609	Idemitsu Kosan Co. Ltd.	125,530
3,057	Imperial Oil Ltd.	218,257
15,883	Inpex Corp.	212,384
4,355	Keyera Corp.	132,743

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
13,996	Kinder Morgan, Inc.	$ 392,448
3,111	Marathon Petroleum Corp.	500,062
5,872	Occidental Petroleum Corp.	239,460
2,561	OMV AG	136,984
3,307	ONEOK, Inc.	267,338
5,582	Ovintiv, Inc.	199,947
4,774	Pembina Pipeline Corp.	178,910
1,275	Phillips 66	144,687
10,588	Repsol SA	142,651
22,726	Shell PLC	749,842
8,755	Suncor Energy, Inc.	311,259
1,686	Targa Resources Corp.	266,270
4,895	TC Energy Corp.	248,040
52	Texas Pacific Land Corp.	57,930
10,018	TotalEnergies SE	589,741
3,601	Valero Energy Corp.	464,421
8,726	Williams Cos., Inc.	528,010

		12,250,309

Paper & Forest Products – 0.0%
2,344	Holmen AB Class B	96,779

Passenger Airlines – 0.1%
19,296	Air Canada*	269,963
20,352	ANA Holdings, Inc.	402,991
4,264	Delta Air Lines, Inc.	206,335
24,310	Deutsche Lufthansa AG	194,548
19,418	Japan Airlines Co. Ltd.	392,862
7,826	Qantas Airways Ltd.	53,484
92,590	Singapore Airlines Ltd.	510,870

		2,031,053

Personal Products – 0.0%
1,238	Beiersdorf AG	169,811
2,065	Estee Lauder Cos., Inc. Class A	138,231
1,419	Kao Corp.	64,779
11,755	Kenvue, Inc.	280,592
1,415	L’Oreal SA	598,921
13,489	Shiseido Co. Ltd.	217,102
7,040	Unilever PLC	448,035

		1,917,471

Pharmaceuticals – 0.4%
10,554	Astellas Pharma, Inc.	104,248
5,115	AstraZeneca PLC	749,265
16,170	Bayer AG	455,242
17,381	Bristol-Myers Squibb Co.	839,155
2,849	Chugai Pharmaceutical Co. Ltd.	148,950
2,565	Daiichi Sankyo Co. Ltd.	68,265
6,045	Eisai Co. Ltd.	173,080
3,511	Eli Lilly & Co.	2,589,959
31,779	GSK PLC	645,557
32,828	Haleon PLC	183,256
9,213	Hikma Pharmaceuticals PLC	265,937
4,866	Ipsen SA*	572,923
9,952	Johnson & Johnson	1,544,650

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
3,275	Kyowa Kirin Co. Ltd.	$ 53,524
12,161	Merck & Co., Inc.	934,451
7,943	Novartis AG	916,853
11,897	Novo Nordisk AS Class B	845,256
15,153	Ono Pharmaceutical Co. Ltd.	164,990
6,750	Orion OYJ Class B	457,966
4,870	Otsuka Holdings Co. Ltd.	247,591
7,200	Pfizer, Inc.	169,128
2,146	Recordati Industria Chimica e Farmaceutica SpA	128,783
3,362	Roche Holding AG	1,099,404
19,276	Royalty Pharma PLC Class A	633,795
3,856	Sanofi SA	381,902
9,444	Shionogi & Co. Ltd.	157,691
9,315	Takeda Pharmaceutical Co. Ltd.	279,684
29,209	Teva Pharmaceutical Industries Ltd. ADR*	490,127
1,061	UCB SA	193,017
78,978	Viatris, Inc.	694,217
2,126	Zoetis, Inc.	358,507

		16,547,373

Professional Services – 0.2%
81	Amentum Holdings, Inc.*	1,682
1,786	Automatic Data Processing, Inc.	581,397
1,337	Booz Allen Hamilton Holding Corp.	142,056
1,105	Broadridge Financial Solutions, Inc.	268,327
1,794	Bureau Veritas SA	61,305
6,818	Computershare Ltd.	176,523
1,949	Experian PLC	97,071
2,048	Intertek Group PLC	132,236
1,338	Jacobs Solutions, Inc.	168,989
2,492	Leidos Holdings, Inc.	370,112
1,788	Paychex, Inc.	282,343
9,725	Randstad NV	407,668
14,085	Recruit Holdings Co. Ltd.	838,905
13,974	RELX PLC	751,999
4,372	SGS SA	456,626
3,721	SS&C Technologies Holdings, Inc.	300,694
2,984	Teleperformance SE	301,599
460	Thomson Reuters Corp.	91,393
1,342	Verisk Analytics, Inc.	421,576
3,240	Wolters Kluwer NV	574,548

		6,427,049

Real Estate Management & Development – 0.0%
763	Azrieli Group Ltd.	58,340
333	CBRE Group, Inc. Class A*	41,632
1,258	Daito Trust Construction Co. Ltd.	141,706
398	FirstService Corp.	69,763
15,209	Hongkong Land Holdings Ltd.	78,565
8,996	Hulic Co. Ltd.	91,086
74,575	Sino Land Co. Ltd.	75,182

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
1,264	Swiss Prime Site AG	$ 179,757
1,753	Vonovia SE	57,436

		793,467

Residential REITs – 0.0%
4,083	American Homes 4 Rent Class A	154,542
802	AvalonBay Communities, Inc.	165,830
1,446	Camden Property Trust	169,890
2,009	Equity LifeStyle Properties, Inc.	127,712
2,523	Equity Residential	176,963
514	Essex Property Trust, Inc.	145,925
3,571	Invitation Homes, Inc.	120,343
943	Mid-America Apartment
	Communities, Inc.	147,721
1,098	Sun Communities, Inc.	135,537
4,129	UDR, Inc.	171,064

		1,515,527

Retail REITs – 0.0%
32,721	CapitaLand Integrated Commercial
	Trust	53,001
4,648	Kimco Realty Corp.	98,816
3,597	Klepierre SA	140,814
3,530	Realty Income Corp.	199,869
2,049	Regency Centers Corp.	147,835
16,689	Scentre Group	39,515
1,388	Simon Property Group, Inc.	226,341
574	Unibail-Rodamco-Westfield*	54,438

		960,629

Semiconductors & Semiconductor Equipment – 0.8%
2,086	Advanced Micro Devices, Inc.*	230,983
8,856	Advantest Corp.	447,903
609	Analog Devices, Inc.	130,314
5,725	Applied Materials, Inc.	897,394
1,053	ASML Holding NV	775,787
470	BE Semiconductor Industries NV	56,797
16,828	Broadcom, Inc.	4,073,554
404	Disco Corp.	90,501
9,431	Intel Corp.	184,376
823	KLA Corp.	622,912
7,990	Lam Research Corp.	645,512
285	Marvell Technology, Inc.	17,154
563	Micron Technology, Inc.	53,181
279	Monolithic Power Systems, Inc.	184,670
147,493	NVIDIA Corp.	19,930,729
1,326	NXP Semiconductors NV	253,438
8,637	ON Semiconductor Corp.*	362,927
6,756	QUALCOMM, Inc.	980,971
377	SCREEN Holdings Co. Ltd.	26,822
10,416	Skyworks Solutions, Inc.	719,017
3,195	STMicroelectronics NV	80,209
2,353	Teradyne, Inc.	184,946
2,653	Texas Instruments, Inc.	485,101

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,460	Tokyo Electron Ltd.	$ 229,753

		31,664,951

Software – 1.0%
2,536	Adobe, Inc.*	1,052,668
693	ANSYS, Inc.*	229,258
3,360	AppLovin Corp. Class A*	1,320,480
2,796	Atlassian Corp. Class A*	580,534
1,887	Autodesk, Inc.*	558,779
2,190	Bentley Systems, Inc. Class B	104,529
1,925	Cadence Design Systems, Inc.*	552,610
1,320	Check Point Software Technologies Ltd.*	302,122
291	Constellation Software, Inc.	1,055,085
606	Crowdstrike Holdings, Inc. Class A*	285,650
421	CyberArk Software Ltd.*	161,150
2,377	Dassault Systemes SE	89,134
1,605	Datadog, Inc. Class A*	189,197
1,693	Descartes Systems Group, Inc.*	196,298
14,081	Docusign, Inc.*	1,247,717
1,986	Dynatrace, Inc.*	107,264
525	Fair Isaac Corp.*	906,297
7,620	Fortinet, Inc.*	775,564
17,521	Gen Digital, Inc.	498,998
786	HubSpot, Inc.*	463,661
1,236	Intuit, Inc.	931,289
3,121	Manhattan Associates, Inc.*	589,182
40,486	Microsoft Corp.	18,638,135
753	MicroStrategy, Inc. Class A*	277,902
978	Monday.com Ltd.*	290,945
3,722	Nemetschek SE	517,436
289	Nice Ltd.*	48,947
4,576	Nutanix, Inc. Class A*	350,933
4,456	Open Text Corp.	126,178
4,430	Oracle Corp.	733,298
1,553	Oracle Corp. Japan	181,929
9,079	Palantir Technologies, Inc. Class A*	1,196,431
2,286	Palo Alto Networks, Inc.*	439,872
1,955	PTC, Inc.*	329,066
904	Roper Technologies, Inc.	515,524
36,735	Sage Group PLC	604,153
4,232	Salesforce, Inc.	1,123,046
3,600	SAP SE	1,089,072
951	ServiceNow, Inc.*	961,547
943	Synopsys, Inc.*	437,533
3,204	Trend Micro, Inc.	239,955
426	Tyler Technologies, Inc.*	245,798
2,590	WiseTech Global Ltd.	178,951
520	Workday, Inc. Class A*	128,809
3,803	Xero Ltd.*	451,752
9,038	Zoom Communications, Inc.*	734,338

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
385	Zscaler, Inc.*	$ 106,145

		42,145,161

Specialized REITs – 0.0%
692	American Tower Corp.	148,538
419	Crown Castle, Inc.	42,047
211	Digital Realty Trust, Inc.	36,191
48	Equinix, Inc.	42,663
4,111	Gaming & Leisure Properties, Inc.	191,984
2,073	Iron Mountain, Inc.	204,626
379	Public Storage	116,887
5,927	VICI Properties, Inc.	187,945
2,277	Weyerhaeuser Co.	58,997

		1,029,878

Specialty Retail – 0.4%
291	AutoZone, Inc.*	1,086,315
6,120	Avolta AG	328,221
8,630	Best Buy Co., Inc.	571,996
1,696	Burlington Stores, Inc.*	387,146
3,620	CarMax, Inc.*	233,345
338	Carvana Co.*	110,580
3,184	Dick’s Sporting Goods, Inc.	571,019
685	Fast Retailing Co. Ltd.	228,166
25,496	H & M Hennes & Mauritz AB Class B	364,913
5,435	Home Depot, Inc.	2,001,656
10,875	Industria de Diseno Textil SA	589,156
435,827	JD Sports Fashion PLC	494,285
125,382	Kingfisher PLC	469,356
4,257	Lowe’s Cos., Inc.	960,933
613	Nitori Holdings Co. Ltd.	61,090
759	O’Reilly Automotive, Inc.*	1,037,933
2,704	Ross Stores, Inc.	378,803
10,157	TJX Cos., Inc.	1,288,923
9,160	Tractor Supply Co.	443,344
1,871	Ulta Beauty, Inc.*	882,102
4,466	Williams-Sonoma, Inc.	722,420
14,300	Zalando SE*(a)	510,934
71,112	ZOZO, Inc.	770,514

		14,493,150

Technology Hardware, Storage & Peripherals – 0.5%
87,874	Apple, Inc.	17,649,493
5,694	Canon, Inc.	173,946
388	Dell Technologies, Inc. Class C	43,173
1,837	FUJIFILM Holdings Corp.	41,466
31,495	Hewlett Packard Enterprise Co.	544,234
11,908	HP, Inc.	296,509
3,335	Logitech International SA	277,891
2,911	NetApp, Inc.	288,655
2,933	Pure Storage, Inc. Class A*	157,179
40,760	Ricoh Co. Ltd.	380,054
1,016	Seagate Technology Holdings PLC	119,827

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
20,823	Seiko Epson Corp.	$ 269,419

		20,241,846

Textiles, Apparel & Luxury Goods – 0.1%
2,024	adidas AG	504,812
12,390	Asics Corp.	298,613
649	Cie Financiere Richemont SA Class A	122,471
5,316	Deckers Outdoor Corp.*	560,944
953	Gildan Activewear, Inc.	44,374
212	Hermes International SCA	584,593
1,744	Lululemon Athletica, Inc.*	552,273
741	LVMH Moet Hennessy Louis Vuitton SE	401,923
5,214	Moncler SpA	326,402
6,694	NIKE, Inc. Class B	405,589
3,342	Pandora AS	610,895
11,197	Puma SE	290,513
335	Swatch Group AG	56,517

		4,759,919

Tobacco – 0.1%
7,735	Altria Group, Inc.	468,818
10,771	British American Tobacco PLC	484,893
9,372	Imperial Brands PLC	355,430
7,232	Japan Tobacco, Inc.	221,839
5,376	Philip Morris International, Inc.	970,852

		2,501,832

Trading Companies & Distributors – 0.2%
1,283	AerCap Holdings NV	148,482
3,160	Brenntag SE	214,162
4,683	Bunzl PLC	150,095
23,262	Fastenal Co.	961,651
3,250	Ferguson Enterprises, Inc.	592,605
252	IMCD NV	34,252
5,486	ITOCHU Corp.	291,176
23,125	Marubeni Corp.	468,727
7,357	Mitsubishi Corp.	148,821
14,740	Mitsui & Co. Ltd.	307,788
31,199	MonotaRO Co. Ltd.	643,594
4,061	Reece Ltd.	40,979
8,359	Rexel SA	234,793
4,679	SGH Ltd.	153,009
11,090	Sumitomo Corp.	282,424
981	Toromont Industries Ltd.	85,072
12,729	Toyota Tsusho Corp.	269,007
67	United Rentals, Inc.	47,461
609	Watsco, Inc.	270,134
887	WW Grainger, Inc.	964,666

		6,308,898

Transportation Infrastructure – 0.0%
750	Aena SME SA(a)	201,777
5,223	Getlink SE*	99,904

Shares	Description	Value

Common Stocks – (continued)
Transportation Infrastructure – (continued)
14,350	Transurban Group	$ 131,146

		432,827

Water Utilities – 0.0%
521	American Water Works Co., Inc.	74,488
1,536	Essential Utilities, Inc.	59,182
1,516	Severn Trent PLC	55,365

		189,035

Wireless Telecommunication Services – 0.0%
12,564	KDDI Corp.	217,489
1,757	Rogers Communications, Inc. Class B	47,166
171,704	SoftBank Corp.	263,833
1,250	SoftBank Group Corp.	65,298
10,991	Tele2 AB Class B	164,449
2,476	T-Mobile U.S., Inc.	599,687
474,865	Vodafone Group PLC	492,465

		1,850,387

TOTAL COMMON STOCKS (Cost $291,713,446)		$ 456,524,272

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Porsche Automobil Holding SE
5,074	5.449%	$ 202,857

Household Products – 0.0%
Henkel AG & Co. KGaA
2,622	2.893	210,088

TOTAL PREFERRED STOCKS (Cost $438,296)		$ 412,945

Units	Expiration Date	Value

Warrants*(b) – 0.0%
Constellation Software, Inc.
264	03/31/40	$ —
(Cost $—)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – 1.3%
U.S. Treasury Bills
$5,000,000	0.000%	08/21/25	$ 4,952,953
5,400,000	0.000	08/26/25	5,346,014
5,800,000	0.000	09/09/25	5,732,741
5,000,000	0.000	09/18/25	4,936,960

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – (continued)
U.S. Treasury Bills – (continued)
$5,400,000	0.000%	10/02/25	$ 5,323,189
3,800,000	0.000	10/16/25	3,739,971
5,000,000	0.000	10/30/25	4,912,865
5,000,000	0.000	11/13/25	4,905,109
5,400,000	0.000	11/20/25	5,293,029
5,400,000	0.000	11/28/25	5,288,122
3,800,000	0.000	12/26/25	3,710,648

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,140,522)			$ 54,141,601

Shares	Description	Value

Exchange Traded Funds – 78.7%
1,537,577	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(d)	$ 53,507,680
8,757,018	Goldman Sachs MarketBeta International Equity ETF(d)	552,830,546
3,539,144	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(d)	193,753,270
6,737,609	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(d)	326,862,973
12,946,517	Goldman Sachs MarketBeta U.S. Equity ETF(d)	1,055,400,066
3,124,689	iShares Core MSCI EAFE ETF	257,974,324
7,549,478	iShares Core MSCI Emerging Markets ETF	427,979,908
2,881	iShares MSCI Canada ETF	129,530
15,366	iShares MSCI EAFE ETF	1,364,654
2,600,668	iShares MSCI EAFE Small-Cap ETF	183,685,181
81,240	iShares U.S. Technology ETF	12,856,230
2,184,976	SPDR Portfolio S&P 500 Growth ETF	195,970,497

Shares	Description	Value

Exchange Traded Funds – (continued)
4,000	Vanguard S&P 500 ETF	$ 2,167,040

TOTAL EXCHANGE TRADED FUNDS (Cost $2,574,052,443)		$3,264,481,899

Shares	Dividend Rate	Value

Investment Company(d) – 6.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
277,380,850	4.216%	$ 277,380,850
(Cost $277,380,850)

TOTAL INVESTMENTS – 97.7% (Cost $3,197,725,557)		$4,052,941,567

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		96,692,278

NET ASSETS – 100.0%		$4,149,633,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	2,800,000	USD	1,776,230	06/18/25	$29,112
	CAD	65,980,000	USD	46,153,577	06/18/25	1,967,802
	DKK	36,080,000	USD	5,346,329	06/18/25	152,286
	EUR	15,450,000	USD	17,438,559	06/18/25	124,120
	GBP	5,055,000	USD	6,738,573	06/18/25	72,848
	ILS	160,000	USD	44,084	06/18/25	1,461
	JPY	1,368,000,000	USD	9,364,129	06/18/25	162,090
	NOK	3,400,000	USD	326,869	06/18/25	6,217
	NZD	100,000	USD	59,488	06/18/25	306
	SEK	39,600,000	USD	4,024,243	06/18/25	110,819
	SGD	1,140,000	USD	875,345	06/18/25	9,539
	USD	13,919,369	HKD	108,000,000	06/18/25	120,604

TOTAL						$2,757,204

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CHF	6,130,000	USD	7,466,932	06/18/25	$(2,107)
	HKD	8,270,000	USD	1,067,110	06/18/25	(10,482)
	JPY	1,864,000,000	USD	13,106,390	06/18/25	(126,219)
	USD	51,468,030	AUD	81,170,000	06/18/25	(867,557)
	USD	76,256,169	CHF	66,720,000	06/18/25	(4,992,296)
	USD	21,355,233	DKK	146,600,000	06/18/25	(986,700)
	USD	265,127,002	EUR	244,070,000	06/18/25	(12,317,858)
	USD	113,326,627	GBP	87,890,000	06/18/25	(5,101,820)
	USD	3,905,986	ILS	14,080,000	06/18/25	(101,959)
	USD	180,721,894	JPY	26,412,000,000	06/18/25	(3,201,000)
	USD	4,718,834	NOK	51,100,000	06/18/25	(287,242)
	USD	1,442,719	NZD	2,510,000	06/18/25	(58,102)
	USD	26,104,420	SEK	262,200,000	06/18/25	(1,274,714)
	USD	10,498,074	SGD	13,920,000	06/18/25	(306,826)

TOTAL						$(29,634,882)

FUTURES CONTRACTS — At May 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,434	06/20/25	$251,712,110	$2,924,618
S&P 500 E-Mini Index	1,094	06/20/25	323,605,200	11,703,325
S&P Toronto Stock Exchange 60 Index	472	06/19/25	107,858,199	6,354,121

Total				$20,982,064

Short position contracts:
E-mini Consumer Staples Select Sector	(256)	06/20/25	(21,383,680)	(745,459)

TOTAL FUTURES CONTRACTS				$20,236,605

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
STOX Index	MS & Co. Int. PLC	$5,156.960	07/15/2025	2,735	$1,410,428,560	$852,930	$235,250	$617,680
SPX Index	MS & Co. Int. PLC	6,102.226	06/30/2025	10,592	6,463,477,779	304,110	319,415	(15,305)

Total purchased option contracts				13,327	$7,873,906,339	$1,157,040	$554,665	$602,375

Written option contract
Puts
SPX Index	MS & Co. Int. PLC	5,558.229	06/30/2025	(10,592)	(5,887,276,157)	(299,992)	(300,625)	633

TOTAL				2,735	$1,986,630,182	$857,048	$254,040	$603,008

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.806	06/18/2025	8,830,000	$8,830,000	$12	$153,879	$(153,867)
Call CHF/Put NOK	MS & Co. Int. PLC	14.124	09/17/2025	1,980,000	1,980,000	2,959	38,669	(35,710)
Call CHF/Put NOK	MS & Co. Int. PLC	14.516	09/17/2025	5,392,000	5,392,000	3,630	104,803	(101,173)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	6,389,000	6,389,000	24,283	108,731	(84,448)
Call CHF/Put NOK	MS & Co. Int. PLC	13.881	03/18/2026	6,143,000	6,143,000	96,638	107,474	(10,836)
Call CHF/Put SEK	MS & Co. Int. PLC	13.306	06/18/2025	9,371,000	9,371,000	11	149,219	(149,208)
Call CHF/Put SEK	MS & Co. Int. PLC	13.540	09/17/2025	2,123,000	2,123,000	764	37,062	(36,298)
Call CHF/Put SEK	MS & Co. Int. PLC	13.481	09/17/2025	6,321,000	6,321,000	2,657	102,726	(100,069)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	7,340,000	7,340,000	13,975	103,398	(89,423)
Call CHF/Put SEK	MS & Co. Int. PLC	12.805	03/18/2026	6,975,000	6,975,000	89,921	114,554	(24,633)
Call JPY/Put KRW	MS & Co. Int. PLC	10.052	06/18/2025	1,053,137,000	1,053,137,000	10,473	88,531	(78,058)
Call JPY/Put KRW	MS & Co. Int. PLC	10.269	09/17/2025	236,302,000	236,302,000	14,445	22,350	(7,905)
Call JPY/Put KRW	MS & Co. Int. PLC	10.702	09/17/2025	615,567,000	615,567,000	18,279	66,461	(48,182)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	701,185,000	701,185,000	45,386	68,910	(23,524)
Call JPY/Put KRW	MS & Co. Int. PLC	11.102	03/18/2026	655,617,000	655,617,000	47,608	58,270	(10,662)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CAD	MS & Co. Int. PLC	$1.440	06/18/2025	25,620,000	$25,620,000	$128	$193,328	$(193,200)
Call USD/Put CAD	MS & Co. Int. PLC	1.449	09/17/2025	5,775,000	5,775,000	5,556	50,485	(44,929)
Call USD/Put CAD	MS & Co. Int. PLC	1.420	09/17/2025	19,208,000	19,208,000	46,291	137,702	(91,411)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	22,231,000	22,231,000	18,007	200,635	(182,628)
Call USD/Put CAD	MS & Co. Int. PLC	1.504	03/18/2026	19,875,000	19,875,000	29,395	163,492	(134,097)
Call USD/Put CLP	MS & Co. Int. PLC	1,084.510	06/18/2025	10,646,000	10,646,000	43	193,246	(193,203)
Call USD/Put CLP	MS & Co. Int. PLC	1,108.720	09/17/2025	2,420,000	2,420,000	4,102	48,603	(44,501)
Call USD/Put CLP	MS & Co. Int. PLC	1,077.560	09/17/2025	7,505,000	7,505,000	22,147	133,131	(110,984)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	8,012,000	8,012,000	32,256	131,717	(99,461)
Call USD/Put CLP	MS & Co. Int. PLC	1,066.790	03/18/2026	7,503,000	7,503,000	120,626	130,335	(9,709)
Call USD/Put KRW	MS & Co. Int. PLC	1,481.080	06/18/2025	8,094,000	8,094,000	469	89,358	(88,889)
Call USD/Put KRW	MS & Co. Int. PLC	1,494.880	09/17/2025	1,822,000	1,822,000	5,187	22,392	(17,205)
Call USD/Put KRW	MS & Co. Int. PLC	1,427.030	09/17/2025	5,463,000	5,463,000	51,467	63,644	(12,177)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	4,999,000	4,999,000	12,188	68,486	(56,298)
Call USD/Put KRW	MS & Co. Int. PLC	1,559.160	03/18/2026	5,674,000	5,674,000	28,177	63,322	(35,145)
Call USD/Put MXN	MS & Co. Int. PLC	22.815	06/18/2025	5,089,000	5,089,000	5	93,057	(93,052)
Call USD/Put MXN	MS & Co. Int. PLC	23.619	09/17/2025	1,169,000	1,169,000	1,182	23,435	(22,253)
Call USD/Put MXN	MS & Co. Int. PLC	23.724	09/17/2025	3,400,000	3,400,000	3,179	63,029	(59,850)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	3,789,000	3,789,000	8,412	63,977	(55,565)
Call USD/Put MXN	MS & Co. Int. PLC	24.200	03/18/2026	3,684,000	3,684,000	22,362	61,092	(38,730)
Call USD/Put NOK	MS & Co. Int. PLC	12.030	06/18/2025	3,174,000	3,174,000	3	47,039	(47,036)
Call USD/Put NOK	MS & Co. Int. PLC	12.224	09/17/2025	720,000	720,000	176	11,866	(11,690)
Call USD/Put NOK	MS & Co. Int. PLC	11.994	09/17/2025	2,158,000	2,158,000	950	35,359	(34,409)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	2,269,000	2,269,000	1,799	35,623	(33,824)
Call USD/Put NOK	MS & Co. Int. PLC	11.867	03/18/2026	2,411,000	2,411,000	13,480	35,924	(22,444)
Call USD/Put SEK	MS & Co. Int. PLC	11.617	06/18/2025	9,405,000	9,405,000	9	139,194	(139,185)
Call USD/Put SEK	MS & Co. Int. PLC	11.758	09/17/2025	2,149,000	2,149,000	131	35,244	(35,113)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put SEK	MS & Co. Int. PLC	$11.218	09/17/2025	7,148,000	$7,148,000	$2,302	$103,875	$(101,573)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	7,081,000	7,081,000	2,386	107,341	(104,955)
Call USD/Put SEK	MS & Co. Int. PLC	11.060	03/18/2026	7,173,000	7,173,000	30,987	111,662	(80,675)

				3,538,338,000	$3,538,338,000	$834,443	$3,982,630	$(3,148,187)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	90.170	06/18/2025	22,780,000	22,780,000	44,198	234,427	(190,229)
Put AUD/Call JPY	MS & Co. Int. PLC	88.320	09/17/2025	5,138,000	5,138,000	42,552	60,331	(17,779)
Put AUD/Call JPY	MS & Co. Int. PLC	82.360	09/17/2025	13,335,000	13,335,000	32,844	158,228	(125,384)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	19,059,000	19,059,000	143,482	215,981	(72,499)
Put AUD/Call JPY	MS & Co. Int. PLC	82.400	03/18/2026	18,102,000	18,102,000	184,246	186,590	(2,344)
Put AUD/Call USD	MS & Co. Int. PLC	0.611	06/18/2025	10,680,000	10,680,000	1,370	90,428	(89,058)
Put AUD/Call USD	MS & Co. Int. PLC	0.605	09/17/2025	2,404,000	2,404,000	7,358	23,059	(15,701)
Put AUD/Call USD	MS & Co. Int. PLC	0.620	09/17/2025	7,086,000	7,086,000	37,729	66,193	(28,464)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	7,613,000	7,613,000	21,749	67,311	(45,562)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	03/18/2026	7,676,000	7,676,000	43,582	63,327	(19,745)
Put CAD/Call JPY	MS & Co. Int. PLC	100.970	06/18/2025	14,322,000	14,322,000	15,279	148,268	(132,989)
Put CAD/Call JPY	MS & Co. Int. PLC	99.060	09/17/2025	3,193,000	3,193,000	19,965	36,997	(17,032)
Put CAD/Call JPY	MS & Co. Int. PLC	91.640	09/17/2025	8,566,000	8,566,000	10,880	99,885	(89,005)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	9,728,000	9,728,000	63,896	110,259	(46,363)
Put CAD/Call JPY	MS & Co. Int. PLC	92.800	03/18/2026	8,981,000	8,981,000	70,972	95,305	(24,333)
Put NZD/Call JPY	MS & Co. Int. PLC	82.880	06/18/2025	19,116,000	19,116,000	22,297	179,755	(157,458)
Put NZD/Call JPY	MS & Co. Int. PLC	81.100	09/17/2025	4,312,000	4,312,000	26,697	46,325	(19,628)
Put NZD/Call JPY	MS & Co. Int. PLC	75.450	09/17/2025	11,734,000	11,734,000	20,060	131,135	(111,075)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	10,592,000	10,592,000	59,653	108,501	(48,848)
Put NZD/Call JPY	MS & Co. Int. PLC	75.830	03/18/2026	9,578,000	9,578,000	79,417	89,388	(9,971)
Put NZD/Call USD	MS & Co. Int. PLC	0.562	06/18/2025	11,567,000	11,567,000	560	90,427	(89,867)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	09/17/2025	2,611,000	2,611,000	5,400	23,156	(17,756)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	MS & Co. Int. PLC	$0.567	09/17/2025	7,586,000	$7,586,000	$25,290	$65,287	$(39,997)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	4,192,000	4,192,000	7,951	33,689	(25,738)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	03/18/2026	4,201,000	4,201,000	18,084	31,912	(13,828)

				244,152,000	$244,152,000	$1,005,511	$2,456,164	$(1,450,653)

Total purchased option contracts				3,782,490,000	$3,782,490,000	$1,839,954	$6,438,794	$(4,598,840)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$5,550.000	06/06/2025	(70)	$(38,850,000)	$(1,033)	$(13,960)	$12,927
Euro Stoxx 50 Index	5,650.000	06/13/2025	(68)	(38,420,000)	(1,004)	(6,336)	5,332
Euro Stoxx 50 Index	5,600.000	06/20/2025	(68)	(38,080,000)	(4,941)	(9,416)	4,475
FTSE 100 Index	8,775.000	06/20/2025	(1)	(877,500)	(1,233)	(582)	(651)
FTSE 100 Index	8,875.000	06/20/2025	(9)	(7,987,500)	(5,457)	(4,166)	(1,291)
FTSE 100 Index	8,925.000	06/20/2025	(21)	(18,742,500)	(8,347)	(5,601)	(2,746)
FTSE 100 Index	9,000.000	06/20/2025	(9)	(8,100,000)	(1,758)	(1,622)	(136)
FTSE 100 Index	9,025.000	06/20/2025	(13)	(11,732,500)	(1,927)	(1,729)	(198)
FTSE 100 Index	9,150.000	07/18/2025	(4)	(3,660,000)	(1,240)	(1,206)	(34)
FTSE 100 Index	9,175.000	07/18/2025	(1)	(917,500)	(263)	(247)	(16)
Nikkei 225 Index	37,125.000	06/13/2025	(2)	(7,425,000)	(15,567)	(5,364)	(10,203)
Nikkei 225 Index	37,750.000	06/13/2025	(4)	(15,100,000)	(19,041)	(10,573)	(8,468)
Nikkei 225 Index	38,625.000	06/13/2025	(6)	(23,175,000)	(11,884)	(14,733)	2,849
Nikkei 225 Index	39,125.000	06/13/2025	(14)	(54,775,000)	(14,594)	(17,714)	3,120
Nikkei 225 Index	39,250.000	06/13/2025	(4)	(15,700,000)	(3,336)	(3,012)	(324)
Nikkei 225 Index	40,125.000	06/13/2025	(9)	(36,112,500)	(2,314)	(4,474)	2,160
Nikkei 225 Index	40,000.000	07/11/2025	(3)	(12,000,000)	(5,420)	(2,835)	(2,585)
Nikkei 225 Index	40,250.000	07/11/2025	(5)	(20,125,000)	(7,471)	(6,069)	(1,402)
S&P 500 Index	6,010.000	06/02/2025	(37)	(22,237,000)	(1,850)	(21,974)	20,124
S&P 500 Index	5,900.000	06/04/2025	(29)	(17,110,000)	(122,960)	(62,786)	(60,174)
S&P 500 Index	6,060.000	06/04/2025	(36)	(21,816,000)	(2,520)	(26,979)	24,459
S&P 500 Index	6,060.000	06/06/2025	(36)	(21,816,000)	(14,400)	(20,083)	5,683
S&P 500 Index	6,100.000	06/11/2025	(27)	(16,470,000)	(13,500)	(60,123)	46,623
S&P 500 Index	6,200.000	06/18/2025	(27)	(16,740,000)	(9,045)	(30,309)	21,264
S&P 500 Index	6,175.000	06/25/2025	(27)	(16,672,500)	(24,840)	(42,243)	17,403

			(530)	$(484,641,500)	$(295,945)	$(374,136)	$78,191

Puts
Euro Stoxx 50 Index	5,025.000	06/06/2025	(139)	(69,847,500)	(2,525)	(14,145)	11,620
Euro Stoxx 50 Index	5,200.000	06/13/2025	(136)	(70,720,000)	(30,267)	(36,876)	6,609
Euro Stoxx 50 Index	5,050.000	06/20/2025	(136)	(68,680,000)	(24,244)	(24,025)	(219)
FTSE 100 Index	7,450.000	06/20/2025	(1)	(745,000)	(40)	(682)	642
FTSE 100 Index	7,800.000	06/20/2025	(7)	(5,460,000)	(472)	(4,322)	3,850
FTSE 100 Index	8,000.000	06/20/2025	(12)	(9,600,000)	(1,132)	(4,843)	3,711

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
FTSE 100 Index	$8,100.000	06/20/2025	(18)	$(14,580,000)	$(1,940)	$(9,213)	$7,273
FTSE 100 Index	8,350.000	06/20/2025	(23)	(19,205,000)	(4,339)	(8,128)	3,789
FTSE 100 Index	8,475.000	06/20/2025	(44)	(37,290,000)	(12,746)	(14,245)	1,499
FTSE 100 Index	8,350.000	07/18/2025	(8)	(6,680,000)	(4,419)	(4,447)	28
FTSE 100 Index	8,375.000	07/18/2025	(1)	(837,500)	(586)	(645)	59
Nikkei 225 Index	25,000.000	06/13/2025	(1)	(2,500,000)	(14)	(2,470)	2,456
Nikkei 225 Index	28,500.000	06/13/2025	(5)	(14,250,000)	(208)	(5,567)	5,359
Nikkei 225 Index	30,375.000	06/13/2025	(9)	(27,337,500)	(563)	(12,197)	11,634
Nikkei 225 Index	32,250.000	06/13/2025	(12)	(38,700,000)	(1,251)	(14,040)	12,789
Nikkei 225 Index	33,500.000	06/13/2025	(16)	(53,600,000)	(2,780)	(18,130)	15,350
Nikkei 225 Index	35,125.000	06/13/2025	(13)	(45,662,500)	(5,692)	(17,301)	11,609
Nikkei 225 Index	35,750.000	06/13/2025	(17)	(60,775,000)	(11,223)	(31,411)	20,188
Nikkei 225 Index	36,000.000	06/13/2025	(8)	(28,800,000)	(6,671)	(7,209)	538
Nikkei 225 Index	34,125.000	07/11/2025	(5)	(17,062,500)	(6,255)	(11,004)	4,749
Nikkei 225 Index	34,750.000	07/11/2025	(11)	(38,225,000)	(17,582)	(19,086)	1,504
S&P 500 Index	5,675.000	06/02/2025	(73)	(41,427,500)	(1,095)	(160,425)	159,330
S&P 500 Index	5,200.000	06/04/2025	(58)	(30,160,000)	(580)	(173,578)	172,998
S&P 500 Index	5,780.000	06/04/2025	(73)	(42,194,000)	(47,085)	(91,025)	43,940
S&P 500 Index	5,765.000	06/06/2025	(73)	(42,084,500)	(85,775)	(111,093)	25,318
S&P 500 Index	5,580.000	06/11/2025	(55)	(30,690,000)	(31,625)	(152,242)	120,617
S&P 500 Index	5,650.000	06/18/2025	(54)	(30,510,000)	(125,010)	(187,107)	62,097
S&P 500 Index	5,625.000	06/25/2025	(54)	(30,375,000)	(159,300)	(160,812)	1,512

			(1,062)	$(877,998,500)	$(585,419)	$(1,296,268)	$710,849

Total written option contracts			(1,592)	$(1,362,640,000)	$(881,364)	$(1,670,404)	$789,040

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.625	06/13/2025	983	$2,457,500	$6,144	$1,903,452	$(1,897,308)
3 Month SOFR	96.750	06/13/2025	1,226	3,065,000	7,663	1,290,144	(1,282,481)
3 Month SOFR	97.250	06/13/2025	2,670	6,675,000	16,688	2,854,785	(2,838,097)
3 Month SOFR	95.875	09/12/2025	2,359	5,897,500	914,113	2,783,135	(1,869,022)
3 Month SOFR	96.000	09/12/2025	482	1,205,000	138,575	471,068	(332,493)
3 Month SOFR	96.500	09/12/2025	1,136	2,840,000	120,700	1,589,660	(1,468,960)
3 Month SOFR	96.625	09/12/2025	921	2,302,500	80,588	1,888,445	(1,807,857)
3 Month SOFR	97.000	09/12/2025	1,234	3,085,000	69,413	1,267,713	(1,198,300)
3 Month SOFR	97.375	09/12/2025	327	817,500	12,263	70,128	(57,865)
3 Month SOFR	97.500	09/12/2025	3,092	7,730,000	96,625	3,074,948	(2,978,323)
3 Month SOFR	95.875	12/12/2025	1,950	4,875,000	1,950,000	2,763,799	(813,799)
3 Month SOFR	96.125	12/12/2025	772	1,930,000	530,750	870,291	(339,541)
3 Month SOFR	96.500	12/12/2025	1,019	2,547,500	401,231	1,614,489	(1,213,258)
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	198,275	1,373,245	(1,174,970)
3 Month SOFR	97.500	12/12/2025	3,234	8,085,000	323,400	3,177,500	(2,854,100)
3 Month SOFR	96.000	03/13/2026	1,922	4,805,000	2,654,762	2,752,934	(98,172)
3 Month SOFR	96.250	03/13/2026	727	1,817,500	754,263	910,437	(156,174)
3 Month SOFR	96.625	03/13/2026	615	1,537,500	411,281	916,239	(504,958)
3 Month SOFR	96.750	03/13/2026	480	1,200,000	276,000	781,114	(505,114)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$97.000	03/13/2026	1,854	$4,635,000	$787,950	$749,897	$38,053
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	427,500	1,371,174	(943,674)
3 Month SOFR	97.500	03/13/2026	363	907,500	86,213	118,686	(32,473)
3 Month SOFR	96.000	06/12/2026	1,712	4,280,000	3,220,700	2,734,522	486,178
3 Month SOFR	96.250	06/12/2026	658	1,645,000	974,662	935,558	39,104
3 Month SOFR	96.500	06/12/2026	408	1,020,000	469,200	449,600	19,600
3 Month SOFR	96.625	06/12/2026	580	1,450,000	583,625	914,846	(331,221)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	435,338	766,846	(331,508)
3 Month SOFR	97.000	06/12/2026	998	2,495,000	673,650	663,131	10,519
3 Month SOFR	97.125	06/12/2026	408	1,020,000	242,250	209,900	32,350
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	3,560,000	2,747,337	812,663
3 Month SOFR	96.375	09/11/2026	658	1,645,000	1,065,137	947,402	117,735
3 Month SOFR	96.500	09/11/2026	1,245	3,112,500	1,789,687	1,413,440	376,247
3 Month SOFR	96.625	09/11/2026	559	1,397,500	712,725	930,634	(217,909)
3 Month SOFR	97.000	09/11/2026	1,398	3,495,000	1,249,462	1,086,190	163,272
3 Month SOFR	96.000	12/11/2026	2,008	5,020,000	4,919,600	4,045,036	874,564
3 Month SOFR	96.375	12/11/2026	620	1,550,000	1,131,500	962,438	169,062
3 Month SOFR	96.500	12/11/2026	2,891	7,227,500	4,752,081	4,082,654	669,427
3 Month SOFR	96.000	03/12/2027	1,952	4,880,000	4,965,400	4,103,026	862,374
3 Month SOFR	96.250	03/12/2027	1,302	3,255,000	2,766,750	2,606,552	160,198
3 Month SOFR	96.500	03/12/2027	1,232	3,080,000	2,148,300	1,641,665	506,635
3 Month SOFR	96.000	06/11/2027	1,731	4,327,500	4,435,687	3,725,043	710,644
3 Month SOFR	96.250	06/11/2027	1,302	3,255,000	2,791,162	2,671,652	119,510
3 Month SOFR	96.500	06/11/2027	780	1,950,000	1,374,750	1,074,029	300,721
3 Month SOFR	96.250	09/10/2027	1,323	3,307,500	2,803,106	2,681,668	121,438

TOTAL			56,035	$140,087,500	$57,329,169	$75,986,452	$(18,657,283)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SpA	— Stand-by Purchase Agreement
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate
SPX	— S&P 500 Index

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments

May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 62.0%
U.S. Treasury Bills
$82,000,000	0.000%	06/12/25	$ 81,903,612
118,000,000	0.000	06/17/25	117,792,018
180,300,000	0.000	06/20/25	179,918,597
325,000,000	0.000	07/01/25	323,899,761
81,000,000	0.000	07/29/25	80,458,210
100,000,000	0.000	08/12/25	99,164,915
100,000,000	0.000	08/19/25	99,082,918
125,000,000	0.000	09/02/25	123,650,803
84,722,300	0.000	09/09/25	83,739,831
125,000,000	0.000	10/02/25	123,221,960
85,201,700	0.000	10/30/25	83,716,887

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,396,445,868)			$1,396,549,512

Shares	Dividend Rate		Value

Investment Company(b) – 29.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
654,020,993	4.216%		$ 654,020,993
(Cost $654,020,993)

TOTAL INVESTMENTS – 91.1% (Cost $2,050,466,861)			$2,050,570,505

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.9%			201,424,975

NET ASSETS – 100.0%			$2,251,995,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	110,400,000	USD	70,209,756	06/18/25	$972,317
	CAD	72,930,000	USD	52,765,881	06/18/25	424,360
	CHF	14,070,000	USD	16,423,491	06/18/25	710,291
	EUR	3,040,000	USD	3,292,288	06/18/25	163,411
	GBP	12,320,000	USD	15,913,518	06/18/25	687,214
	JPY	4,751,490,000	USD	32,197,474	06/18/25	890,055
	USD	44,252,503	CHF	36,250,000	06/18/25	108,965
	USD	9,109,776	GBP	6,760,000	06/18/25	932
	USD	10,074,159	JPY	1,433,330,000	06/18/25	93,007

TOTAL						$4,050,552

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CHF	4,790,000	USD	5,837,529	06/18/25	$(4,493)
	USD	69,927,946	AUD	110,400,000	06/18/25	(1,254,127)
	USD	92,131,568	CAD	131,220,000	06/18/25	(3,571,485)
	USD	3,298,292	EUR	3,040,000	06/18/25	(157,406)
	USD	49,186,175	GBP	36,890,000	06/18/25	(521,703)
	USD	8,338,672	JPY	1,197,490,000	06/18/25	(183)
	USD	21,095,402	NZD	35,330,001	06/18/25	(29,712)

TOTAL						$(5,539,109)

FUTURES CONTRACTS — At May 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10,157	09/19/25	$1,124,887,750	$2,168,057
2 Year U.S. Treasury Notes	90	09/30/25	18,669,375	19,530
3 Month SOFR	2,333	09/15/26	563,419,500	(2,314,229)
5 Year U.S. Treasury Notes	26	09/30/25	2,812,875	10,111
Canada 10 Year Government Bonds	110	09/18/25	9,803,695	120,792
Japan 10 Year Government Bond	50	06/13/25	48,330,380	(32,587)
S&P 500 E-Mini Index	4,293	06/20/25	1,269,869,400	70,780,592

Total				$70,752,266

Short position contracts:
10 Year U.K. Long Gilt	(229)	09/26/25	(28,225,514)	(21,038)
20 Year U.S. Treasury Bonds	(27)	09/19/25	(3,045,094)	(38,381)
5 Year German Euro-Bund	(34)	06/06/25	(5,065,402)	1,664
Australian 10 Year Government Bonds	(117)	06/16/25	(8,607,960)	(179,455)

Total				$(237,210)

TOTAL FUTURES CONTRACTS				$70,515,056

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$5,870.000	06/06/2025	1	$587,000	$7,540	$3,121	$4,419
S&P 500 Index	5,875.000	06/06/2025	32	18,800,000	230,720	88,172	142,548
S&P 500 Index	5,900.000	06/06/2025	6	3,540,000	33,840	15,966	17,874
S&P 500 Index	5,965.000	06/06/2025	22	13,123,000	54,560	45,822	8,738
S&P 500 Index	6,015.000	06/06/2025	14	8,421,000	14,350	31,994	(17,644)
S&P 500 Index	6,070.000	06/06/2025	2	1,214,000	560	2,742	(2,182)
S&P 500 Index	6,000.000	06/13/2025	20	12,000,000	62,000	48,220	13,780
S&P 500 Index	6,040.000	06/13/2025	22	13,288,000	41,690	54,412	(12,722)
S&P 500 Index	6,060.000	06/13/2025	2	1,212,000	2,890	3,862	(972)
S&P 500 Index	6,100.000	06/13/2025	42	25,620,000	32,760	108,952	(76,192)
S&P 500 Index	6,025.000	06/20/2025	11	6,627,500	38,720	28,781	9,939
S&P 500 Index	6,070.000	06/20/2025	10	6,070,000	21,800	28,110	(6,310)
S&P 500 Index	6,075.000	06/20/2025	4	2,430,000	8,160	6,844	1,316
S&P 500 Index	6,095.000	06/20/2025	1	609,500	1,635	1,991	(356)
S&P 500 Index	6,125.000	06/20/2025	6	3,675,000	6,780	11,286	(4,506)
S&P 500 Index	6,160.000	06/20/2025	25	15,400,000	17,625	53,525	(35,900)
S&P 500 Index	6,100.000	06/27/2025	2	1,220,000	4,950	4,222	728
S&P 500 Index	6,120.000	06/27/2025	31	18,972,000	63,550	89,511	(25,961)

			253	$152,809,000	$644,130	$627,533	$16,597

Puts
S&P 500 Index	3,800.000	06/02/2025	3	1,140,000	7	468	(461)
S&P 500 Index	5,300.000	06/02/2025	283	149,990,000	1,415	10,908	(9,493)
S&P 500 Index	5,820.000	06/02/2025	12	6,984,000	4,080	18,644	(14,564)
S&P 500 Index	3,800.000	06/03/2025	3	1,140,000	7	573	(566)
S&P 500 Index	5,820.000	06/03/2025	11	6,402,000	8,470	18,398	(9,928)
S&P 500 Index	3,800.000	06/04/2025	3	1,140,000	7	633	(626)
S&P 500 Index	5,820.000	06/04/2025	10	5,820,000	11,800	21,010	(9,210)
S&P 500 Index	3,800.000	06/05/2025	3	1,140,000	8	581	(573)
S&P 500 Index	5,820.000	06/05/2025	9	5,238,000	14,445	24,890	(10,445)
S&P 500 Index	3,900.000	06/06/2025	3	1,170,000	7	498	(491)
S&P 500 Index	3,800.000	06/09/2025	8	3,040,000	60	1,168	(1,108)
S&P 500 Index	4,000.000	06/10/2025	11	4,400,000	55	1,276	(1,221)
S&P 500 Index	4,200.000	06/11/2025	21	8,820,000	367	2,541	(2,174)
S&P 500 Index	4,200.000	06/12/2025	37	15,540,000	832	4,477	(3,645)
S&P 500 Index	4,250.000	06/13/2025	53	22,525,000	1,457	7,106	(5,649)
S&P 500 Index	4,200.000	06/16/2025	73	30,660,000	2,372	7,738	(5,366)
S&P 500 Index	4,400.000	06/17/2025	105	46,200,000	5,775	13,287	(7,512)
S&P 500 Index	4,125.000	06/20/2025	181	74,662,500	9,503	29,690	(20,187)
S&P 500 Index	4,275.000	06/20/2025	135	57,712,500	9,450	20,185	(10,735)
S&P 500 Index	4,000.000	06/23/2025	212	84,800,000	11,660	31,926	(20,266)
S&P 500 Index	3,800.000	06/24/2025	237	90,060,000	10,665	39,814	(29,149)
S&P 500 Index	4,000.000	06/25/2025	246	98,400,000	17,220	28,585	(11,365)
S&P 500 Index	4,075.000	06/30/2025	261	106,357,500	28,710	38,106	(9,396)
S&P 500 Index	4,100.000	06/30/2025	274	112,340,000	31,510	36,614	(5,104)
S&P 500 Index	4,150.000	06/30/2025	291	120,765,000	34,192	46,649	(12,457)

			2,485	$1,056,446,500	$204,074	$405,765	$(201,691)

Total purchased option contracts			2,738	$1,209,255,500	$848,204	$1,033,298	$(185,094)

Written option contracts
Puts
S&P 500 Index	5,250.000	06/02/2025	(1,525)	(800,625,000)	(7,625)	(347,319)	339,694
S&P 500 Index	5,540.000	06/03/2025	(1,515)	(839,310,000)	(30,300)	(193,541)	163,241
S&P 500 Index	5,560.000	06/04/2025	(1,507)	(837,892,000)	(45,210)	(184,984)	139,774
S&P 500 Index	5,550.000	06/05/2025	(1,506)	(835,830,000)	(71,535)	(245,102)	173,567
S&P 500 Index	5,310.000	06/06/2025	(49)	(26,019,000)	(1,470)	(270,731)	269,261
S&P 500 Index	5,420.000	06/06/2025	(20)	(10,840,000)	(850)	(90,660)	89,810
S&P 500 Index	5,550.000	06/06/2025	(1,525)	(846,375,000)	(148,688)	(400,694)	252,006

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$5,570.000	06/06/2025	(39)	$(21,723,000)	$(4,193)	$(114,481)	$110,288
S&P 500 Index	5,680.000	06/06/2025	(21)	(11,928,000)	(8,715)	(63,529)	54,814
S&P 500 Index	5,695.000	06/06/2025	(3)	(1,708,500)	(1,515)	(8,937)	7,422
S&P 500 Index	5,740.000	06/06/2025	(9)	(5,166,000)	(7,875)	(24,741)	16,866
S&P 500 Index	5,750.000	06/06/2025	(70)	(40,250,000)	(68,950)	(129,640)	60,690
S&P 500 Index	5,760.000	06/06/2025	(6)	(3,456,000)	(6,630)	(10,734)	4,104
S&P 500 Index	5,765.000	06/06/2025	(8)	(4,612,000)	(9,400)	(20,152)	10,752
S&P 500 Index	5,775.000	06/06/2025	(8)	(4,620,000)	(10,920)	(18,792)	7,872
S&P 500 Index	5,655.000	06/13/2025	(47)	(26,578,500)	(70,030)	(166,803)	96,773
S&P 500 Index	5,665.000	06/13/2025	(3)	(1,699,500)	(4,755)	(10,527)	5,772
S&P 500 Index	5,705.000	06/13/2025	(62)	(35,371,000)	(125,860)	(168,408)	42,548
S&P 500 Index	5,715.000	06/13/2025	(8)	(4,572,000)	(17,320)	(23,832)	6,512
S&P 500 Index	5,730.000	06/13/2025	(2)	(1,146,000)	(4,740)	(7,438)	2,698
S&P 500 Index	5,670.000	06/20/2025	(30)	(17,010,000)	(82,350)	(94,770)	12,420
S&P 500 Index	5,680.000	06/20/2025	(1)	(568,000)	(2,880)	(3,079)	199
S&P 500 Index	5,700.000	06/20/2025	(37)	(21,090,000)	(116,735)	(152,543)	35,808
S&P 500 Index	5,640.000	06/27/2025	(47)	(26,508,000)	(164,500)	(180,523)	16,023
S&P 500 Index	5,650.000	06/27/2025	(1)	(565,000)	(3,630)	(3,759)	129

Total written option contracts			(8,049)	$(4,425,462,500)	$(1,016,676)	$(2,935,719)	$1,919,043

TOTAL			(5,311)	$(3,216,207,000)	$(168,472)	$(1,902,421)	$1,733,949

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.375	06/13/2025	1,583	$3,957,500	$1,236,719	$1,843,910	$(607,191)
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	750,000	1,663,712	(913,712)
3 Month SOFR	95.688	06/13/2025	1,642	4,105,000	71,837	1,666,334	(1,594,497)
3 Month SOFR	96.063	06/13/2025	78	195,000	488	76,231	(75,743)
3 Month SOFR	96.563	06/13/2025	68	170,000	425	70,683	(70,258)
3 Month SOFR	96.125	09/12/2025	81	202,500	17,718	70,021	(52,303)
3 Month SOFR	96.250	09/12/2025	67	167,500	11,306	73,831	(62,525)
3 Month SOFR	97.000	09/12/2025	72	180,000	4,050	74,841	(70,791)
3 Month SOFR	96.063	12/12/2025	79	197,500	59,743	62,367	(2,624)
3 Month SOFR	96.125	12/12/2025	72	180,000	49,500	64,941	(15,441)
3 Month SOFR	96.313	12/12/2025	78	195,000	40,463	68,403	(27,940)
3 Month SOFR	96.438	03/13/2026	75	187,500	62,344	63,897	(1,553)
3 Month SOFR	96.500	03/13/2026	70	175,000	54,250	68,387	(14,137)
3 Month SOFR	96.938	03/13/2026	59	147,500	26,919	63,541	(36,622)
3 Month SOFR	96.625	06/12/2026	813	2,032,500	818,081	1,137,814	(319,733)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	1,131,300	2,377,996	(1,246,696)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	1,614,025	1,032,646	581,379
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	2,717,882	2,470,706	247,176
3 Month SOFR	96.125	12/11/2026	818	2,045,000	1,825,162	1,095,678	729,484
3 Month SOFR	96.500	12/11/2026	806	2,015,000	1,324,863	1,089,680	235,183
3 Month SOFR	96.625	12/11/2026	787	1,967,500	1,160,825	1,024,643	136,182
3 Month SOFR	96.750	03/12/2027	776	1,940,000	1,096,100	1,095,371	729
3 Month SOFR	97.000	03/12/2027	757	1,892,500	856,356	1,165,371	(309,015)

			14,538	$36,345,000	$14,930,356	$18,421,004	$(3,490,648)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
3 Month SOFR	$95.375	06/13/2025	1,583	$3,957,500	$9,894	$2,120,935	$(2,111,041)
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	10,000	1,863,712	(1,853,712)
3 Month SOFR	95.688	06/13/2025	1,642	4,105,000	71,837	1,686,858	(1,615,021)
3 Month SOFR	96.063	06/13/2025	78	195,000	73,125	74,281	(1,156)
3 Month SOFR	96.563	06/13/2025	68	170,000	148,750	72,383	76,367
3 Month SOFR	96.125	09/12/2025	81	202,500	58,725	74,578	(15,853)
3 Month SOFR	96.250	09/12/2025	67	167,500	66,163	67,969	(1,806)
3 Month SOFR	97.000	09/12/2025	72	180,000	197,100	80,241	116,859
3 Month SOFR	96.063	12/12/2025	79	197,500	34,069	61,380	(27,311)
3 Month SOFR	96.125	12/12/2025	72	180,000	36,900	75,741	(38,841)
3 Month SOFR	96.313	12/12/2025	78	195,000	62,888	67,428	(4,540)
3 Month SOFR	96.438	03/13/2026	75	187,500	64,688	63,897	791
3 Month SOFR	96.500	03/13/2026	70	175,000	66,937	71,011	(4,074)
3 Month SOFR	96.938	03/13/2026	59	147,500	101,038	67,966	33,072
3 Month SOFR	96.625	06/12/2026	813	2,032,500	868,894	1,302,686	(433,792)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	2,765,400	2,492,735	272,665
3 Month SOFR	96.125	09/11/2026	802	2,005,000	476,188	1,226,121	(749,933)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	1,353,694	2,539,225	(1,185,531)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	572,600	1,238,828	(666,228)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	821,113	1,200,505	(379,392)
3 Month SOFR	96.625	12/11/2026	787	1,967,500	905,050	1,184,144	(279,094)
3 Month SOFR	96.750	03/12/2027	776	1,940,000	1,086,400	1,078,221	8,179
3 Month SOFR	97.000	03/12/2027	757	1,892,500	1,301,094	1,174,834	126,260

			14,538	$36,345,000	$11,152,547	$19,885,679	$(8,733,132)

Total purchased option contracts			29,076	$72,690,000	$26,082,903	$38,306,683	$(12,223,780)

Written option contracts
Calls
10 Year U.S. Treasury Notes	111.250	06/04/2025	(336)	(336,000)	(42,000)	(4,595)	(37,405)
10 Year U.S. Treasury Notes	111.750	06/04/2025	(1,007)	(1,007,000)	(31,469)	(24,208)	(7,261)
10 Year U.S. Treasury Notes	112.000	06/04/2025	(335)	(335,000)	(5,234)	(4,581)	(653)
10 Year U.S. Treasury Notes	112.250	06/04/2025	(333)	(333,000)	(333)	(4,554)	4,221
10 Year U.S. Treasury Notes	112.250	06/06/2025	(339)	(339,000)	(5,297)	(4,636)	(661)
10 Year U.S. Treasury Notes	112.750	06/06/2025	(339)	(339,000)	(5,297)	(9,933)	4,636

			(2,689)	$(2,689,000)	$(89,630)	$(52,507)	$(37,123)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
10 Year U.S. Treasury Notes	$108.500	06/04/2025	(672)	$(672,000)	$(672)	$(14,486)	$13,814
10 Year U.S. Treasury Notes	109.000	06/04/2025	(672)	(672,000)	(4,704)	(24,935)	20,231
10 Year U.S. Treasury Notes	109.250	06/04/2025	(335)	(335,000)	(335)	(4,581)	4,246
10 Year U.S. Treasury Notes	109.500	06/04/2025	(335)	(335,000)	(5,233)	(9,815)	4,582
10 Year U.S. Treasury Notes	109.000	06/06/2025	(339)	(339,000)	(5,297)	(4,636)	(661)
10 Year U.S. Treasury Notes	109.500	06/06/2025	(339)	(339,000)	(10,594)	(15,230)	4,636

			(2,692)	$(2,692,000)	$(26,835)	$(73,683)	$46,848

Total written option contracts			(5,381)	$(5,381,000)	$(116,465)	$(126,190)	$9,725

TOTAL			23,695	$67,309,000	$25,966,438	$38,180,493	$(12,214,055)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments

May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 71.5%
U.S. Treasury Bills
$25,000,000	0.000%	06/03/25	$ 24,997,068
26,000,000	0.000	06/17/25	25,954,173
25,000,000	0.000	06/24/25	24,935,557
30,000,000	0.000	07/01/25	29,898,439
30,000,000	0.000	07/15/25	29,849,027
9,500,000	0.000	07/29/25	9,436,457
25,000,000	0.000	07/31/25	24,826,956
7,708,600	0.000	08/07/25	7,648,822
31,719,701	0.000	08/19/25	31,428,804
23,040,000	0.000	08/26/25	22,809,660
23,060,400	0.000	09/04/25	22,806,510
30,000,000	0.000	09/23/25	29,602,519
31,100,000	0.000	10/02/25	30,657,624
30,000,000	0.000	10/16/25	29,526,086

TOTAL U.S. TREASURY OBLIGATIONS (Cost $344,349,915)			$344,377,702

Shares	Dividend Rate	Value

Investment Companies(b) – 24.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,332,874	4.216%	$ 5,332,874

Shares	Dividend Rate	Value

Investment Companies(b) – (continued)
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
111,517,489	4.152%	$111,517,489

TOTAL INVESTMENT COMPANIES (Cost $ 116,850,363)		$116,850,363

TOTAL INVESTMENTS – 95.8% (Cost $ 461,200,278)		$461,228,065

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		20,398,552

NET ASSETS – 100.0%		$481,626,617

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	41	09/19/25	$4,540,750	$3,337
2 Year U.S. Treasury Notes	1,541	09/30/25	319,661,188	291,927
5 Year U.S. Treasury Notes	1,492	09/30/25	161,415,750	573,764
S&P 500 E-Mini Index	7	06/20/25	2,070,600	1,771

TOTAL FUTURES CONTRACTS				$870,799

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,800.000	06/02/2025	1	$380,000	$3	$157	$(154)
S&P 500 Index	5,820.000	06/02/2025	3	1,746,000	1,020	4,661	(3,641)
S&P 500 Index	3,800.000	06/03/2025	1	380,000	2	191	(189)
S&P 500 Index	5,820.000	06/03/2025	2	1,164,000	1,540	3,345	(1,805)
S&P 500 Index	3,800.000	06/04/2025	1	380,000	2	211	(209)
S&P 500 Index	5,820.000	06/04/2025	2	1,164,000	2,360	4,202	(1,842)
S&P 500 Index	3,800.000	06/05/2025	1	380,000	2	194	(192)
S&P 500 Index	5,820.000	06/05/2025	2	1,164,000	3,210	5,531	(2,321)
S&P 500 Index	3,900.000	06/06/2025	1	390,000	2	166	(164)
S&P 500 Index	3,800.000	06/09/2025	2	760,000	15	292	(277)
S&P 500 Index	4,000.000	06/10/2025	2	800,000	10	232	(222)
S&P 500 Index	4,200.000	06/11/2025	5	2,100,000	87	605	(518)
S&P 500 Index	4,200.000	06/12/2025	8	3,360,000	180	968	(788)
S&P 500 Index	4,250.000	06/13/2025	12	5,100,000	330	1,609	(1,279)
S&P 500 Index	4,200.000	06/16/2025	16	6,720,000	520	1,696	(1,176)
S&P 500 Index	4,400.000	06/17/2025	23	10,120,000	1,265	2,911	(1,646)
S&P 500 Index	4,125.000	06/20/2025	40	16,500,000	2,100	6,561	(4,461)
S&P 500 Index	4,275.000	06/20/2025	30	12,825,000	2,100	4,485	(2,385)
S&P 500 Index	4,000.000	06/23/2025	47	18,800,000	2,585	7,078	(4,493)
S&P 500 Index	3,800.000	06/24/2025	52	19,760,000	2,340	8,735	(6,395)
S&P 500 Index	4,000.000	06/25/2025	55	22,000,000	3,850	6,391	(2,541)
S&P 500 Index	4,075.000	06/30/2025	57	23,227,500	6,270	8,322	(2,052)
S&P 500 Index	4,100.000	06/30/2025	61	25,010,000	7,015	8,151	(1,136)
S&P 500 Index	4,150.000	06/30/2025	62	25,730,000	7,285	9,939	(2,654)

Total purchased option contracts			486	$199,960,500	$44,093	$86,633	$(42,540)

Written option contracts
Puts
S&P 500 Index	5,250.000	06/02/2025	(336)	(176,400,000)	(1,680)	(76,524)	74,844
S&P 500 Index	5,540.000	06/03/2025	(339)	(187,806,000)	(6,780)	(43,307)	36,527
S&P 500 Index	5,560.000	06/04/2025	(333)	(185,148,000)	(9,990)	(40,876)	30,886
S&P 500 Index	5,550.000	06/05/2025	(334)	(185,370,000)	(15,865)	(54,359)	38,494
S&P 500 Index	5,550.000	06/06/2025	(325)	(180,375,000)	(31,688)	(85,394)	53,706

Total written option contracts			(1,667)	$(915,099,000)	$(66,003)	$(300,460)	$234,457

TOTAL			(1,181)	$(715,138,500)	$(21,910)	$(213,827)	$191,917

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.063	06/13/2025	15	$37,500	$94	$14,660	$(14,566)
3 Month SOFR	96.250	06/13/2025	29	72,500	181	14,205	(14,024)
3 Month SOFR	96.375	06/13/2025	29	72,500	181	12,392	(12,211)
3 Month SOFR	96.563	06/13/2025	13	32,500	81	13,513	(13,432)
3 Month SOFR	96.125	09/12/2025	16	40,000	3,500	13,831	(10,331)
3 Month SOFR	96.250	09/12/2025	13	32,500	2,194	14,326	(12,132)
3 Month SOFR	96.750	09/12/2025	29	72,500	2,175	15,655	(13,480)
3 Month SOFR	97.000	09/12/2025	14	35,000	788	14,553	(13,765)
3 Month SOFR	96.063	12/12/2025	16	40,000	12,100	12,631	(531)
3 Month SOFR	96.125	12/12/2025	15	37,500	10,313	13,530	(3,217)
3 Month SOFR	96.313	12/12/2025	17	42,500	8,818	14,908	(6,090)
3 Month SOFR	96.438	03/13/2026	16	40,000	13,300	13,631	(331)
3 Month SOFR	96.500	03/13/2026	15	37,500	11,625	14,654	(3,029)
3 Month SOFR	96.938	03/13/2026	13	32,500	5,931	14,000	(8,069)

			250	$625,000	$71,281	$196,489	$(125,208)

Puts
3 Month SOFR	94.500	06/13/2025	29	72,500	181	15,292	(15,111)
3 Month SOFR	94.750	06/13/2025	29	72,500	181	11,667	(11,486)
3 Month SOFR	96.063	06/13/2025	15	37,500	14,063	14,285	(222)
3 Month SOFR	96.563	06/13/2025	13	32,500	28,438	13,838	14,600
3 Month SOFR	95.000	09/12/2025	29	72,500	181	12,030	(11,849)
3 Month SOFR	96.125	09/12/2025	16	40,000	11,600	14,731	(3,131)
3 Month SOFR	96.250	09/12/2025	13	32,500	12,838	13,188	(350)
3 Month SOFR	97.000	09/12/2025	14	35,000	38,325	15,602	22,723
3 Month SOFR	96.063	12/12/2025	16	40,000	6,900	12,431	(5,531)
3 Month SOFR	96.125	12/12/2025	15	37,500	7,688	15,780	(8,092)
3 Month SOFR	96.313	12/12/2025	17	42,500	13,706	14,696	(990)
3 Month SOFR	96.438	03/13/2026	16	40,000	13,800	13,631	169
3 Month SOFR	96.500	03/13/2026	15	37,500	14,344	15,217	(873)
3 Month SOFR	96.938	03/13/2026	13	32,500	22,263	14,976	7,287

			250	$625,000	$184,508	$197,364	$(12,856)

Total purchased option contracts			500	$1,250,000	$255,789	$393,853	$(138,064)

Written option contracts
Calls
10 Year U.S. Treasury Notes	111.250	06/04/2025	(74)	(74,000)	(9,250)	(1,012)	(8,238)
10 Year U.S. Treasury Notes	111.750	06/04/2025	(223)	(223,000)	(6,969)	(5,377)	(1,592)
10 Year U.S. Treasury Notes	112.000	06/04/2025	(74)	(74,000)	(1,156)	(1,012)	(144)
10 Year U.S. Treasury Notes	112.250	06/04/2025	(74)	(74,000)	(74)	(1,012)	938
10 Year U.S. Treasury Notes	112.250	06/06/2025	(72)	(72,000)	(1,125)	(985)	(140)
10 Year U.S. Treasury Notes	112.750	06/06/2025	(72)	(72,000)	(1,125)	(2,110)	985

			(589)	$(589,000)	$(19,699)	$(11,508)	$(8,191)

Puts
10 Year U.S. Treasury Notes	108.500	06/04/2025	(148)	(148,000)	(148)	(3,180)	3,032
10 Year U.S. Treasury Notes	109.000	06/04/2025	(148)	(148,000)	(1,036)	(5,481)	4,445
10 Year U.S. Treasury Notes	109.250	06/04/2025	(74)	(74,000)	(74)	(1,012)	938
10 Year U.S. Treasury Notes	109.500	06/04/2025	(74)	(74,000)	(1,156)	(2,168)	1,012
10 Year U.S. Treasury Notes	109.000	06/06/2025	(72)	(72,000)	(1,125)	(984)	(141)
10 Year U.S. Treasury Notes	109.500	06/06/2025	(72)	(72,000)	(2,250)	(3,235)	985

			(588)	$(588,000)	$(5,789)	$(16,060)	$10,271

Total written option contracts			(1,177)	$(1,177,000)	$(25,488)	$(27,568)	$2,080

TOTAL			(677)	$73,000	$230,301	$366,285	$(135,984)

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

May 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 3.1%
British Pound – 3.1%
U.K. Gilts
GBP	104,064,815	4.375%		03/07/30	$ 141,626,397
(Cost $139,640,213)

Agency Debentures(a) – 0.0%
Sovereign – 0.0%
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank Prime Loan Rate - 3.010%)
	$166,000	4.490%		08/07/25	$ 166,023
(Cost $166,000)

U.S. Treasury Obligations – 8.2%
U.S. Treasury Bills(c)
	$38,081,900	0.000	%(b)	07/22/25	$ 37,858,957
	3,659,000	0.000	(b)	08/28/25	3,621,552
	65,208,000	0.000		03/19/26	63,105,101
	82,199,600	0.000		04/16/26	79,329,311
U.S. Treasury Floating Rate Notes(a)
(3 mo. Treasury money market yield + 0.170%)
	30,353,500	4.471		10/31/25	30,363,290
(3 mo. Treasury money market yield + 0.245%)
	33,193,300	4.546		01/31/26	33,227,745
(3 mo. Treasury money market yield + 0.150%)
	36,475,900	4.451		04/30/26	36,488,298
(3 mo. Treasury money market yield + 0.182%)
	1,567,800	4.483		07/31/26	1,569,227
U.S. Treasury Notes
	76,021,000	0.250		09/30/25	75,011,346
	6,870,900	4.250	(b)	10/15/25	6,868,484

TOTAL U.S. TREASURY OBLIGATIONS (Cost $367,584,185)					$ 367,443,311

Shares		Description			Value

Exchange Traded Funds – 6.4%
	167,620	Alerian MLP ETF(d)			$ 8,007,208
	1,062,613	Health Care Select Sector SPDR Fund			140,944,988
	101,897	iShares Core MSCI Emerging Markets ETF			5,776,541
	7,288	iShares Core S&P 500 ETF			4,315,589
	86,358	iShares Gold Trust			5,368,013
	39,628	iShares iBoxx $ High Yield Corporate Bond ETF			3,153,200
	864,052	iShares MSCI Mexico ETF(d)			51,990,009
	4,092,499	Sprott Physical Uranium Trust			65,994,100

TOTAL EXCHANGE TRADED FUNDS (Cost $297,966,375)					$ 285,549,648

Shares	Dividend Rate			Value

Investment Companies(e) – 19.7%
Goldman Sachs Energy Infrastructure Fund — Class R6
1,537,667	1.600%			$ 21,204,425
Goldman Sachs Financial Square Government Fund — Institutional Shares
858,458,973	4.216			858,458,973
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
122,795	5.034			4,687,076

TOTAL INVESTMENT COMPANIES (Cost $869,877,179)				$ 884,350,474

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 37.4% (Cost $1,675,067,952)				$1,678,969,830

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 59.1%
Certificates of Deposit – 7.9%
Banco Santander SA
$10,423,000	4.530%		08/12/25	$ 10,423,208
15,132,000	4.420		05/27/26	15,134,665
(Secured Overnight Financing Rate + 0.240%)
6,011,000	4.570	(a)	11/03/25	6,011,957
Bank of Montreal
14,700,000	4.540		12/17/25	14,701,608
(Secured Overnight Financing Rate + 0.400%)
23,600,000	4.730	(a)(f)	11/07/25	23,623,276
11,911,000	4.730	(a)(f)	12/22/25	11,923,228
5,029,000	4.730	(a)	02/06/26	5,032,462
Barclays Bank PLC(a)
20,725,000	4.670		12/31/25	20,731,669
15,000,000	4.730		05/08/26	15,003,093
Bayerische Landesbank(a)
(Secured Overnight Financing Rate + 0.390%)
20,831,000	4.720		01/28/26	20,848,590
(Secured Overnight Financing Rate + 0.530%)
13,824,000	4.860		04/27/26	13,824,012
BNP Paribas SA
4,883,000	4.390		10/07/25	4,879,924
Credit Agricole Corporate & Investment Bank SA
8,332,000	4.640		11/13/25	8,336,617
Credit Industriel et Commercial
9,000,000	4.600		05/12/26	9,002,674
Deutsche Bank AG
7,500,000	4.630		11/06/25	7,500,837
(Secured Overnight Financing Rate + 0.400%)
10,631,000	4.743	(a)	10/21/25	10,636,570
Kookmin Bank
11,850,000	4.780		11/28/25	11,850,733
(Secured Overnight Financing Rate + 0.300%)
16,279,000	4.630	(a)	09/19/25	16,279,316
(Secured Overnight Financing Rate + 0.600%)
14,200,000	4.930	(a)	02/06/26	14,214,400
Landesbank Hessen-Thueringen Girozentrale
5,636,000	4.540		12/16/25	5,637,810
Lloyds Bank Corporate Markets PLC(c)
4,334,000	0.000		05/26/26	4,334,317

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Mitsubishi UFJ Trust & Banking Corp.(a) (Secured Overnight Financing Rate + 0.400%)
$5,136,000	4.730%		08/14/25	$ 5,138,671
National Bank of Kuwait
7,724,000	4.630		08/28/25	7,724,168
(Secured Overnight Financing Rate + 0.590%)
15,000,000	4.920	(a)	03/26/26	15,006,832
(Secured Overnight Financing Rate + 0.630%)
18,400,000	4.960	(a)	12/12/25	18,400,132
Standard Chartered Bank
3,813,973	4.230		10/03/25	3,808,690
11,358,000	4.650		11/20/25	11,362,523
Swedbank AB(a) (Secured Overnight Financing Rate + 0.400%)
19,504,000	4.730		04/10/26	19,523,124
Toronto-Dominion Bank
6,387,000	4.500		10/07/25	6,384,803
(Secured Overnight Financing Rate + 0.450%)
19,951,000	4.780	(a)	04/23/26	19,973,571

				357,253,480

Commercial Paper – 51.2%
AbbVie, Inc.
27,389,000	0.000	(c)(g)	09/16/25	27,008,321
Albion Capital Corp. SA/Albion Capital LLC(c)
25,000,000	0.000		07/02/25	24,898,640
7,192,000	0.000		07/21/25	7,145,855
14,758,000	0.000		07/25/25	14,655,934
14,352,000	0.000		08/20/25	14,207,485
Alimentation Couche-Tard, Inc.(c)(g)
25,680,000	0.000		07/02/25	25,569,550
Alphabet, Inc.(c)(g)
25,000,000	0.000		06/13/25	24,958,067
20,819,000	0.000		06/20/25	20,766,584
American Electric Power Co., Inc.(c)(g)
17,928,000	0.000		06/27/25	17,863,769
American Honda Finance Corp.(c)
10,622,000	0.000		08/11/25	10,521,507
9,502,000	0.000		08/18/25	9,403,531
Antalis SA(c)(g)
7,457,000	0.000		08/04/25	7,396,382
15,235,000	0.000		08/06/25	15,107,364
Aon Corp.(c)(g)
14,000,000	0.000		07/09/25	13,929,430
Apple, Inc.(c)(g)
30,000,000	0.000		06/17/25	29,935,428
AstraZeneca PLC(c)(g)
11,024,000	0.000		10/06/25	10,843,334
Atlantic Asset Securitization LLC(g)
30,000,000	4.640		11/05/25	30,005,790
Bank of New York Mellon
7,344,000	4.580		03/26/26	7,340,808
Barclays Bank PLC(a)(g)
7,462,000	4.550		08/05/25	7,462,979
BASF SE(c)(g)
3,409,000	0.000		07/31/25	3,381,625
11,333,000	0.000		10/17/25	11,127,988
14,904,000	0.000		11/07/25	14,594,970

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
BAT International Finance PLC(c)(g)
$4,730,000	0.000%	08/14/25	$ 4,684,113
9,379,000	0.000	10/21/25	9,207,739
Bay Square Funding LLC(c)(g)
14,109,000	0.000	06/02/25	14,103,887
Bayer Corp.(c)(g)
24,100,000	0.000	07/16/25	23,952,874
Bell Telephone Co. of Canada or Bell Canada(c)(g)
4,458,000	0.000	06/12/25	4,450,828
7,181,000	0.000	06/13/25	7,168,556
Beth Israel Deaconess Medical Center, Inc.(c)
11,700,000	0.000	08/12/25	11,583,486
BofA Securities, Inc.(c)
10,000,000	0.000	11/13/25	9,794,296
7,281,000	0.000	11/25/25	7,120,610
BPCE SA(c)(g)
4,750,000	0.000	10/28/25	4,662,542
8,363,000	0.000	11/06/25	8,199,952
Brighthouse Financial Short Term Funding LLC(c)(g)
27,730,000	0.000	11/25/25	27,113,401
Broadcom, Inc.(c)(g)
26,272,000	0.000	10/21/25	25,791,012
Cabot Trail Funding LLC(c)(g)
5,375,000	0.000	07/17/25	5,343,395
9,823,000	0.000	10/28/25	9,642,137
24,500,000	0.000	11/10/25	24,010,549
CDP Financial, Inc.(c)(g)
28,147,000	0.000	11/28/25	27,526,893
Chariot Funding LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.470%)
30,000,000	4.800	12/15/25	30,015,633
Charles Schwab Corp.(c)(g)
23,775,000	0.000	11/14/25	23,289,705
Chevron Corp.(c)(g)
48,550,000	0.000	01/27/26	47,172,166
Collateralized Commercial Paper FLEX Co. LLC(a)(f)(g)
(Secured Overnight Financing Rate + 0.400%)
13,121,000	4.730	12/02/25	13,126,319
(Secured Overnight Financing Rate + 0.450%)
15,951,000	4.780	12/10/25	15,958,037
Collateralized Commercial Paper III(c)
19,000,000	0.000	07/30/25	18,858,137
9,000,000	0.000	08/04/25	8,927,370
8,000,000	0.000	08/26/25	7,914,320
Collateralized Commercial Paper V Co. LLC(a)
15,750,000	4.630	10/31/25	15,751,316
Credit Agricole Corporate & Investment Bank SA(c)
15,000,000	0.000	09/15/25	14,802,932
Deutsche Bank AG(c)
15,000,000	0.000	06/02/25	14,994,527
12,000,000	0.000	07/10/25	11,940,437
15,000,000	0.000	08/01/25	14,885,850
10,000,000	0.000	08/14/25	9,908,171
9,000,000	0.000	09/02/25	8,896,696
6,000,000	0.000	10/02/25	5,909,568
15,000,000	0.000	12/02/25	14,645,067
Dexia SA(c)(g)
38,877,000	0.000	06/26/25	38,750,242

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Dominion Energy, Inc.(c)(g)
$14,093,000	0.000%	06/13/25	$ 14,067,875
eBay, Inc.(c)(g)
13,811,000	0.000	06/23/25	13,768,385
250,000	0.000	07/22/25	248,305
10,303,000	0.000	08/15/25	10,201,601
27,374,000	0.000	09/09/25	27,017,226
Emerson Electric Co.(c)(g)
30,389,000	0.000	07/01/25	30,271,999
5,778,000	0.000	07/14/25	5,746,654
35,000,000	0.000	07/22/25	34,776,371
Equitable Short Term Funding LLC(c)(g)
30,405,000	0.000	07/02/25	30,283,955
7,500,000	0.000	07/07/25	7,465,578
4,910,000	0.000	09/15/25	4,845,586
9,588,000	0.000	10/10/25	9,433,104
14,000,000	0.000	03/09/26	13,532,368
EssilorLuxottica SA(c)(g)
20,369,000	0.000	06/27/25	20,300,733
Fidelity National Information Services, Inc.(c)(g)
7,533,000	0.000	06/06/25	7,526,277
First Abu Dhabi Bank PJSC(c)(g)
25,075,000	0.000	02/12/26	24,301,313
General Motors Financial Co., Inc.(c)(g)
2,427,000	0.000	06/11/25	2,423,280
10,000,000	0.000	06/25/25	9,966,400
Gotham Funding Corp.(c)(g)
15,180,000	0.000	08/05/25	15,055,843
30,000,000	0.000	08/08/25	29,743,527
GTA Funding LLC(c)(g)
2,500,000	0.000	07/30/25	2,481,399
Hannover Funding Co. LLC(c)(g)
18,981,000	0.000	06/06/25	18,964,318
4,127,000	0.000	07/01/25	4,110,304
5,985,000	0.000	07/02/25	5,960,026
10,000,000	0.000	08/20/25	9,895,799
Honeywell International, Inc.(c)(g)
17,895,000	0.000	08/15/25	17,728,884
36,110,000	0.000	09/04/25	35,688,188
HSBC USA, Inc.(c)(g)
10,537,000	0.000	08/27/25	10,419,516
21,122,000	0.000	09/18/25	20,828,054
18,253,000	0.000	09/29/25	17,973,735
338,000	0.000	10/17/25	332,070
14,886,000	0.000	11/03/25	14,593,365
ING U.S. Funding LLC(a)
7,149,000	4.530	09/25/25	7,149,509
7,351,000	4.580	12/23/25	7,351,726
Intel Corp.(c)(g)
5,923,000	0.000	07/01/25	5,899,052
Intesa Sanpaolo Funding LLC(c)
16,500,000	0.000	10/03/25	16,223,724
John Deere Financial, Inc.(c)(g)
16,722,000	0.000	06/27/25	16,665,695
Keurig Dr. Pepper, Inc.(c)(g)
7,591,000	0.000	06/03/25	7,587,136
17,200,000	0.000	06/17/25	17,160,239

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Lloyds Bank PLC(c)(g)
$1,000,000	0.000%		10/03/25	$ 984,488
LVMH Moet Hennessy Louis Vuitton SE(c)(g)
5,000,000	0.000		06/13/25	4,991,594
11,051,000	0.000		03/12/26	10,681,397
Macquarie Bank Ltd.(a)(g)
4,943,000	4.540		08/22/25	4,943,169
(Secured Overnight Financing Rate + 0.360%)
14,110,000	4.690		10/03/25	14,114,758
(Secured Overnight Financing Rate + 0.430%)
12,593,000	4.760		01/13/26	12,603,413
Mitsubishi UFJ Trust & Banking Corp.(c)
3,000,000	0.000		06/20/25	2,992,302
Mizuho Bank Ltd.(c)
14,000,000	0.000		06/16/25	13,970,445
Mondelez International, Inc.(c)(g)
15,103,000	0.000		06/13/25	15,076,265
Mosaic Co.(c)(g)
2,865,000	0.000		06/30/25	2,853,553
National Bank of Canada(c)(g)
21,185,000	0.000		01/16/26	20,600,561
National Grid North America, Inc.(c)(g)
12,963,000	0.000		07/01/25	12,910,003
13,263,000	0.000		07/24/25	13,169,959
15,000,000	0.000		07/25/25	14,892,869
Northrop Grumman Corp.(c)
7,556,000	0.000		06/10/25	7,545,397
23,062,000	0.000		07/24/25	22,900,278
NRW Bank(c)(g)
5,000,000	0.000		09/23/25	4,929,638
Nutrien Ltd.(c)(g)
9,320,000	0.000		06/11/25	9,305,569
4,135,000	0.000		06/17/25	4,125,358
Old Line Funding LLC
30,000,000	4.700		11/14/25	30,000,192
Oracle Corp.(c)(g)
22,196,000	0.000		06/10/25	22,165,465
12,141,000	0.000		06/16/25	12,115,141
Paradelle Funding LLC
4,155,000	0.000	(c)	06/18/25	4,145,372
12,742,000	0.000	(c)	09/24/25	12,559,603
14,870,000	4.620	(a)	11/04/25	14,872,663
30,000,000	4.710	(a)	01/02/26	30,014,670
4,583,000	0.000	(c)	04/21/26	4,406,804
Parker-Hannifin Corp.(c)(g)
11,972,000	0.000		06/05/25	11,962,847
PepsiCo, Inc.(c)(g)
20,106,000	0.000		07/28/25	19,964,639
50,000,000	0.000		01/26/26	48,630,130
Podium Funding Trust
6,665,000	0.000	(c)	08/29/25	6,590,564
4,793,000	4.550	(a)	09/03/25	4,793,395
4,603,000	0.000	(c)	10/16/25	4,524,898
4,864,000	0.000	(c)	10/22/25	4,777,848
PPG Industries, Inc.(c)
7,338,000	0.000		06/30/25	7,308,815
Pure Grove Funding(c)(g)
25,000,000	0.000		09/12/25	24,676,797

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
$10,010,000	0.000%	10/24/25	$ 9,828,907
29,989,000	0.000	11/24/25	29,333,506
15,519,000	0.000	01/07/26	15,100,980
Reckitt Benckiser Treasury Services PLC(c)(g)
15,103,000	0.000	08/20/25	14,946,704
15,109,000	0.000	08/21/25	14,950,792
Ridgefield Funding Co. LLC(c)(g)
12,312,000	0.000	10/28/25	12,085,025
25,000,000	0.000	11/12/25	24,493,047
RWE AG(c)(g)
30,000,000	0.000	07/24/25	29,784,888
9,595,000	0.000	08/13/25	9,501,149
Salisbury Receivables Co. LLC(c)(g)
15,000,000	0.000	06/10/25	14,980,139
4,567,000	0.000	06/13/25	4,559,299
6,226,000	0.000	07/11/25	6,194,316
8,029,000	0.000	07/31/25	7,968,435
5,213,000	0.000	08/27/25	5,156,552
Schlumberger Investment SA(c)(g)
35,000,000	0.000	07/11/25	34,822,455
Sheffield Receivables Co. LLC(c)(g)
15,144,000	0.000	06/12/25	15,120,088
Thunder Bay Funding LLC
15,000,000	4.700	11/14/25	15,000,096
Toronto-Dominion Bank(c)(g)
8,288,000	0.000	09/10/25	8,183,860
Toyota Motor Credit Corp.(a) (Secured Overnight Financing Rate + 0.300%)
18,864,000	4.630	06/23/25	18,866,667
Trinity Health Corp.(c)
3,637,000	0.000	06/12/25	3,631,336
UBS AG(c)(g)
14,582,000	0.000	12/03/25	14,250,647
Victory Receivables Corp.(c)(g)
7,331,000	0.000	07/07/25	7,296,952
9,767,000	0.000	07/08/25	9,720,444
15,249,000	0.000	07/28/25	15,139,271
VW Credit, Inc.(c)(g)
15,000,000	0.000	06/10/25	14,978,624
12,076,000	0.000	06/16/25	12,049,418
12,537,000	0.000	06/26/25	12,493,657
Westpac Banking Corp.(a)(g)
20,322,000	4.730	04/10/26	20,342,192
(Secured Overnight Financing Rate + 0.250%)
4,556,000	4.580	07/02/25	4,556,660

			2,298,654,188

TOTAL SHORT-TERM INVESTMENTS (Cost $2,656,195,815)			$2,655,907,668

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 96.5% (Cost $4,331,263,767)			$4,334,877,498

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
21,318,752	4.216%	$ 21,318,752
(Cost $21,318,752)

TOTAL INVESTMENTS – 97.0% (Cost $4,352,748,519)		$4,356,362,273

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		133,856,355

NET ASSETS – 100.0%		$4,490,218,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2025.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	TRY	375,400,000	USD	9,002,873	06/18/25	$379,743
JPMorgan Securities, Inc.	TRY	375,400,000	USD	9,004,018	06/18/25	378,598
MS & Co. Int. PLC	INR	25,121,500,000	USD	287,985,355	06/18/25	5,370,167
	TRY	1,437,319,000	USD	34,372,232	06/18/25	1,551,616

TOTAL						$7,680,124

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	141,718,036	GBP	106,655,074	06/04/25	$(1,986,170)
	USD	285,431,749	INR	25,121,500,001	06/18/25	(7,923,772)
	USD	46,295,885	MXN	955,500,000	06/18/25	(2,852,997)

TOTAL						$(12,762,939)

FUTURES CONTRACTS — At May 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	7,769	09/19/25	$860,416,750	$4,825,970
2 Year U.S. Treasury Notes	6,474	09/30/25	1,342,950,375	1,289,739
5 Year U.S. Treasury Notes	5,068	09/30/25	548,294,250	1,876,905
E-Mini Nasdaq 100 Index	14	06/20/25	5,985,490	71,328
E-Mini Russell 2000 Index	6	06/20/25	620,490	198
FTSE/JSE Top 40 Index	635	06/19/25	30,640,317	1,837,097
IFSC NIFTY 50 Index	1,223	06/26/25	60,751,302	(700,876)
MEX Bolsa Index	252	06/20/25	7,532,846	577,316
S&P 500 E-Mini Index	45	06/20/25	13,311,000	164,791
Stoxx Europe 600 Index	187	06/20/25	5,829,497	10,962

TOTAL FUTURES CONTRACTS				$9,953,430

SWAP CONTRACTS — At May 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M CPIBR(a)	8.565%(a)	02/18/30	COP	3,040,000	$2,803	$—	$2,803
12M CPIBR(a)	8.598(a)	02/18/30		73,400,000	90,382	—	90,382
12M CPIBR(a)	8.610(a)	02/18/30		18,991,000	25,520	83	25,437
12M CPIBR(a)	8.620(a)	02/18/30		48,290,000	69,417	—	69,417
12M CPIBR(a)	8.650(a)	02/18/30		50,429,000	86,667	98	86,569
12M CPIBR(a)	8.663(a)	02/18/30		47,300,000	87,051	88	86,963
12M GBP(b)	3.815(b)	04/10/30	GBP	220,700	(702,016)	—	(702,016)
12M GBP(b)	3.815(b)	04/14/30		260,900	(808,288)	—	(808,288)

TOTAL					$(1,148,464)	$269	$(1,148,733)

(a)	Payments made quarterly.
(b)	Payments made annually.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.230%	JPMorgan Securities, Inc.	07/02/25	EUR	107,266	$(3,496,679)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There is no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
iShares U.S. Real Estate ETF	UBS AG (London)	$111.000	06/20/2025	1,194,615	$13,260,226,500	$65	$281,690	$(281,625)
iShares U.S. Real Estate ETF	UBS AG (London)	97.000	06/20/2025	1,493,269	14,484,709,300	569,088	5,326,043	(4,756,955)

Total purchased option contracts				2,687,884	$27,744,935,800	$569,153	$5,607,733	$(5,038,580)

Written option contracts
Calls
iShares U.S. Real Estate ETF	UBS AG (London)	104.000	06/20/2025	(2,389,230)	(24,847,992,000)	(13,650)	(2,461,863)	2,448,213

Puts
TOPX Index	JPMorgan Securities, Inc.	2,503.355	12/19/2025	(9,528,481)	(2,385,317,055,376)	(4,168,404)	(6,128,998)	1,960,594
SPX Index	MS & Co. Int. PLC	5,372.725	07/18/2025	(30,588)	(16,434,091,230)	(949,427)	(4,307,451)	3,358,024
MID Index	MS & Co. Int. PLC	2,762.116	07/18/2025	(39,425)	(10,889,642,330)	(1,045,161)	(3,003,246)	1,958,085

				(9,598,494)	$(2,412,640,788,936)	$(6,162,992)	$(13,439,695)	$7,276,703

Total written option contracts				(11,987,724)	$(2,437,488,780,936)	$(6,176,642)	$(15,901,558)	$9,724,916

TOTAL				(9,299,840)	$(2,409,743,845,136)	$(5,607,489)	$(10,293,825)	$4,686,336

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Euro-Bund Futures	$132.500	08/22/2025	2,817	$2,817,000	$2,910,692	$4,895,958	$(1,985,266)

Written option contract
Calls
Euro-Bund Futures	135.000	08/22/2025	(2,817)	(2,817,000)	(1,119,497)	(2,431,979)	1,312,482

TOTAL			—	$—	$1,791,195	$2,463,979	$(672,784)

Currency Abbreviations:
COP	— Colombia Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
TRY	— Turkish Lira
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
MLP	— Master Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SPX	— S&P 500 Index
TOPX	— Tokyo Stock Price Index

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

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May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

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May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2025:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$306,822	$—	$—
Asia	1,584,068	32,911,511	—
Australia and Oceania	—	9,570,419	—
Europe	7,777,739	84,796,051	—
North America	319,297,672	145,528	592
South America	133,870	—	—
Fixed Income
U.S. Treasury Obligations	54,141,601	—	—
Preferred Stocks	—	412,945	—
Exchange Traded Funds	3,264,481,899	—	—
Investment Company	277,380,850	—	—

Total	$3,925,104,521	$127,836,454	$592

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,757,204	$—
Futures Contracts(b)	20,982,064	—	—
Purchased Option Contracts	57,329,169	2,996,994	—

Total	$78,311,233	$5,754,198	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(29,634,882)	$—
Futures Contracts(b)	(745,459)	—	—
Written Option Contracts	(881,364)	(299,992)	—

Total	$(1,626,823)	$(29,934,874)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$1,396,549,512	$—	$—
Investment Company	654,020,993	—	—

Total	$2,050,570,505	$—	$—

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May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,050,552	$—
Futures Contracts(a)	73,100,746	—	—
Purchased Option Contracts	26,931,107	—	—

Total	$100,031,853	$4,050,552	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(5,539,109)	$—
Futures Contracts(a)	(2,585,690)	—	—
Written Option Contracts	(1,133,141)	—	—

Total	$(3,718,831)	$(5,539,109)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$344,377,702	$—	$—
Investment Companies	116,850,363	—	—

Total	$461,228,065	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$870,799	$—	$—
Purchased Option Contracts	299,882	—	—

Total	$1,170,681	$—	$—

Liabilities
Written Option Contracts	$(91,491)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$367,443,311	$—	$—
Sovereign Debt Obligations	141,626,397	—	—
Agency Debentures	—	166,023	—
Securities Lending Reinvestment Vehicle	21,318,752	—	—
Exchange Traded Funds	285,549,648	—	—
Investment Companies	884,350,474	—	—
Short-term Investments	—	2,655,907,668	—

Total	$1,700,288,582	$2,656,073,691	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$7,680,124	$—
Futures Contracts(a)	10,654,306	—	—
Interest Rate Swap Contracts(a)	—	361,571	—
Purchased Option Contracts	2,910,692	569,153	—

Total	$13,564,998	$8,610,848	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(12,762,939)	$—
Futures Contracts(a)	(700,876)	—	—
Interest Rate Swap Contracts(a)	—	(1,510,304)	—
Total Return Swap Contracts(a)	—	(3,496,679)	—
Written Option Contracts	(1,119,497)	(6,176,642)	—

Total	$(1,820,373)	$(23,946,564)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule and Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying

GOLDMAN SACHS ALLOCATION FUNDS

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May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic and Sector Risk — Each Fund focuses its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds’ are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

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Schedule of Investments (continued)

May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax Risk — The Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.